United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 12/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2011

Share Class
Primary
Service

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2011 through December 31, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was -5.29% for the Fund's Primary Shares and -5.51% for the Fund's Service Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index and the Fund's benchmark, rose 2.11% during the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

The following discussion will focus on the performance of the Fund's Primary Shares.

MARKET OVERVIEW

Stocks, as measured by the S&P 500, had a modestly positive 12-month period, with all of the return coming from dividends. While volatile, equity market performance during the fiscal year was dominated by the market's preference for a combination of stable growth and high dividend paying stocks. Utilities and Consumer Staples were the strongest performing sectors within the S&P 500, rising 20.0% and 14.0%, respectively. Health Care (up 12.7%) and Telecommunication Services (up 6.3%) were also strong performers within the S&P 500. The Financials and Materials sectors had poor performance within the S&P 500.

The biggest investment issues during the period centered on the U.S credit downgrade, the European sovereign debt crisis and the euro destabilization. This economic uncertainty, combined with continued domestic economic malaise, drove the market's preferences for yield and stability.

FUND PERFORMANCE

The Fund underperformed the S&P 500 market during the 12-month reporting period primarily due to a conservative portfolio posturing within most sectors relative to the S&P 500. The Fund's positioning was driven by the anticipation of a slow economic recovery in the United States. Two key measures for monitoring the strength of the economic recovery – employment growth and housing – continued to disappoint throughout the year. Approximately 60% of the relative underperformance was driven by stock selection. The rest of the Fund's underperformance verses its benchmark index was attributable to defensive sector positioning and modest cash balances. This was particularly true during the very strong rally seen during October 2011, as the market was able to look past the European debt crisis and projections for much slower global growth.

The weakest relative returns were in the Information Technology, Energy and Materials sectors. Favorable stock selection within the Health Care sector provided some positive performance during the period.

The top five positive contributors to returns were Humana, Pharmasset Inc., Exxon Mobil, Apple Inc. and Pfizer. The largest negative contributors were Arch Coal, JPMorgan Chase, MetLife Inc., BMC Software and Lear Corp.

1	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
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1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Capital Appreciation Fund II (the “Fund”) from December 31, 2001 to December 31, 2011, for Primary Shares and from April 30, 2002 (start of performance) to December 31, 2011, for Sevice Shares, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Variable Underlying Funds Large Cap Core Average (LLCCA).2

Average Annual Total Returns for the Period Ended 12/31/2011

Share Class	1 Year	5 Years	10 Years	Start of Performance*
Primary Shares	-5.29%	-1.16%	1.37%	N/A
Service Shares	-5.51%	-1.38%	N/A	2.06%
*	The Fund's Service Shares start of performance date was April 30, 2002.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

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2

Growth of a $10,000 Investment  –  PRIMARY SHARES

Growth of a $10,000 Investment  –  SERVICE SHARES

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCA have been adjusted to reflect reinvestment of dividends on securities in the index or average.
2	The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses and other fees the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
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3

Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	18.2%
Energy	13.1%
Financials	12.9%
Consumer Staples	12.0%
Health Care	12.0%
Industrials	11.0%
Consumer Discretionary	10.4%
Materials	3.7%
Utilities	3.2%
Telecommunication Services	2.2%
Cash Equivalents[2]	1.3%
Other Assets and Liabilities — Net[3,4]	0.0%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Represents less than 0.1%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

December 31, 2011

Shares or Principal Amount			Value
		COMMON STOCKS – 98.7%
		Consumer Discretionary – 10.4%
33,700	[1]	DIRECTV Group, Inc., Class A	1,441,012
70,757	[1]	Discovery Communications, Inc.	2,898,914
32,150		Expedia, Inc.	932,993
48,300		Foot Locker, Inc.	1,151,472
48,700	[1]	Las Vegas Sands Corp.	2,080,951
78,900		Macy's, Inc.	2,539,002
94,700		Mattel, Inc.	2,628,872
29,667		McDonald's Corp.	2,976,490
15,200		Nike, Inc., Class B	1,464,824
32,150	[1]	TripAdvisor, Inc.	810,502
		TOTAL	18,925,032
		Consumer Staples – 12.0%
83,300		Altria Group, Inc.	2,469,845
51,500		CVS Caremark Corp.	2,100,170
25,500		Church and Dwight, Inc.	1,166,880
84,700		ConAgra Foods, Inc.	2,236,080
24,900		Kimberly-Clark Corp.	1,831,644
41,485		Nestle S.A.	2,384,957
33,100		Procter & Gamble Co.	2,208,101
77,000		Reynolds American, Inc.	3,189,340
30,404		The Coca-Cola Co.	2,127,368
32,400		Wal-Mart Stores, Inc.	1,936,224
		TOTAL	21,650,609
		Energy – 13.1%
43,800	[1]	Alpha Natural Resources, Inc.	894,834
30,100	[1]	Cameron International Corp.	1,480,619
31,780		Chevron Corp.	3,381,392
48,357		ConocoPhillips	3,523,775
50,900		Exxon Mobil Corp.	4,314,284
120,900		Marathon Oil Corp.	3,538,743
38,000		National-Oilwell, Inc.	2,583,620
11,300		Paramount Resources Ltd.	471,411
31,000		Schlumberger Ltd.	2,117,610
37,800		Transocean Ltd.	1,451,142
		TOTAL	23,757,430
		Financials – 12.9%
81,000		Citigroup, Inc.	2,131,110
100,600		Discover Financial Services	2,414,400
98,200		Fifth Third Bancorp	1,249,104
76,685		JPMorgan Chase & Co.	2,549,776
78,200		Marsh & McLennan Cos., Inc.	2,472,684
87,105		MetLife, Inc.	2,715,934
46,600		PNC Financial Services Group	2,687,422
26,600		Simon Property Group, Inc.	3,429,804
132,155		Wells Fargo & Co.	3,642,192
		TOTAL	23,292,426
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Shares or Principal Amount			Value
		Health Care – 12.0%
26,100		Allergan, Inc.	2,290,014
45,800		Cardinal Health, Inc.	1,859,938
25,550	[1]	Celgene Corp.	1,727,180
141,600	[1]	Elan Corp. PLC, ADR	1,945,584
20,400	[1]	Express Scripts, Inc., Class A	911,676
46,600	[1]	Gilead Sciences, Inc.	1,907,338
42,700		Humana, Inc.	3,740,947
61,100		Merck & Co., Inc.	2,303,470
145,300		Pfizer, Inc.	3,144,292
38,600		UnitedHealth Group, Inc.	1,956,248
		TOTAL	21,786,687
		Industrials – 11.0%
253,836		General Electric Co.	4,546,203
41,289		Honeywell International, Inc.	2,244,057
27,100		Parker-Hannifin Corp.	2,066,375
44,300		Raytheon Co.	2,143,234
47,300		Trinity Industries, Inc.	1,421,838
27,540		Union Pacific Corp.	2,917,587
25,600		United Parcel Service, Inc.	1,873,664
37,607		United Technologies Corp.	2,748,696
		TOTAL	19,961,654
		Information Technology – 18.2%
34,095		Accenture PLC	1,814,877
9,010	[1]	Apple, Inc.	3,649,050
45,700	[1]	BMC Software, Inc.	1,498,046
37,400	[1]	Broadcom Corp., Class A	1,098,064
120,200		Cisco Systems, Inc.	2,173,216
63,333	[1]	EMC Corp.	1,364,193
81,000		Hewlett-Packard Co.	2,086,560
27,400		KLA-Tencor Corp.	1,322,050
206,138		Microsoft Corp.	5,351,342
35,768		Motorola, Inc.	1,655,701
130,400	[1]	ON Semiconductor Corp.	1,006,688
92,619		Oracle Corp.	2,375,677
32,400		Qualcomm, Inc.	1,772,280
159,702	[1]	Symantec Corp.	2,499,336
100,200	[1]	Teradyne, Inc.	1,365,726
22,400	[1]	VMware, Inc., Class A	1,863,456
		TOTAL	32,896,262
		Materials – 3.7%
18,555		Cliffs Natural Resources, Inc.	1,156,904
27,100		Du Pont (E.I.) de Nemours & Co.	1,240,638
32,900		Eastman Chemical Co.	1,285,074
40,200		Newmont Mining Corp.	2,412,402
49,600	[1]	Stillwater Mining Co.	518,816
		TOTAL	6,613,834
		Telecommunication Services – 2.2%
100,327		Verizon Communications, Inc.	4,025,119
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Shares or Principal Amount		Value
	Utilities – 3.2%
135,100	CMS Energy Corp.	2,983,008
65,000	FirstEnergy Corp.	2,879,500
	TOTAL	5,862,508
	TOTAL COMMON STOCKS (IDENTIFIED COST $165,779,517)	178,771,561
	Repurchase Agreement – 1.3%
$2,268,000	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473. (AT COST)	2,268,000
	TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $168,047,517)[2]	181,039,561
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[3]	56,678
	TOTAL NET ASSETS — 100%	$181,096,239

At December 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
1/4/2012	161,925 Canadian Dollar	$159,206	$(261)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	The cost of investments for federal tax purposes amounts to $171,388,406.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

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7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 —  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$170,400,857	$ —	$ —	$170,400,857
International	8,370,704[1]	—	—	8,370,704
Repurchase Agreement	—	2,268,000	—	2,268,000
TOTAL SECURITIES	$178,771,561	$2,268,000	$ —	$181,039,561
OTHER FINANCIAL INSTRUMENTS*	$(261)	$ —	$ —	$(261)
1	Includes $1,801,317 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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8

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.40	$5.72	$5.10	$7.39	$6.78
Income From Investment Operations:
Net investment income	0.04	0.04	0.05[1]	0.07[1]	0.06[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.38)	0.70	0.63	(2.20)	0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.74	0.68	(2.13)	0.67
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.06)	(0.02)	(0.06)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.04)	(0.06)	(0.06)	(0.16)	(0.06)
Net Asset Value, End of Period	$6.02	$6.40	$5.72	$5.10	$7.39
Total Return[2]	(5.29)%	13.07%	13.48%	(29.37)%	9.88%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.18%[3]	1.18%[3]	1.18%[3]	1.18%[3]
Net investment income	0.86%	0.67%	0.97%	1.03%	0.85%
Expense waiver/reimbursement[4]	0.03%	0.17%	0.23%	0.14%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,315	$72,320	$60,961	$79,706	$81,727
Portfolio turnover	229%	260%	274%	307%	198%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.13%, 1.18%, 1.12%, 1.17% and 1.18% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.40	$5.71	$5.08	$7.37	$6.76
Income From Investment Operations:
Net investment income	0.04	0.02	0.03[1]	0.04[1]	0.04[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.39)	0.72	0.64	(2.19)	0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.35)	0.74	0.67	(2.15)	0.65
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.00)2	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.03)	(0.05)	(0.04)	(0.14)	(0.04)
Net Asset Value, End of Period	$6.02	$6.40	$5.71	$5.08	$7.37
Total Return[3]	(5.51)%	13.01%	13.27%	(29.67)%	9.64%
Ratios to Average Net Assets:
Net expenses	1.40%[4]	1.43%[4]	1.43%[4]	1.43%[4]	1.43%[4]
Net investment income	0.42%	0.45%	0.68%	0.67%	0.60%
Expense waiver/reimbursement[5]	0.03%	0.18%	0.23%	0.14%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,781	$7,296	$4,756	$4,826	$9,368
Portfolio turnover	229%	260%	274%	307%	198%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.40%, 1.43%, 1.37%, 1.42% and 1.42% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value (identified cost $168,047,517)		$181,039,561
Cash		267
Cash denominated in foreign currencies (identified cost $59)		55
Income receivable		317,597
Receivable for investments sold		247,726
Receivable for shares sold		6,936
TOTAL ASSETS		181,612,142
Liabilities:
Payable for investments purchased	$278,474
Payable for shares redeemed	189,077
Unrealized depreciation on foreign exchange contracts	261
Payable for Directors'/Trustees' fees	173
Payable for auditing fees	25,000
Payable for distribution services fee (Note 5)	1,012
Accrued expenses	21,906
TOTAL LIABILITIES		515,903
Net assets for 30,074,948 shares outstanding		$181,096,239
Net Assets Consist of:
Paid-in capital		$177,758,720
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,992,045
Accumulated net realized loss on investments and foreign currency transactions		(10,659,612)
Undistributed net investment income		1,005,086
TOTAL NET ASSETS		$181,096,239
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$176,315,028 ÷ 29,281,117 shares outstanding, no par value, unlimited shares authorized		$6.02
Service Shares:
$4,781,211 ÷ 793,831 shares outstanding, no par value, unlimited shares authorized		$6.02

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2011

Investment Income:
Dividends (including net of foreign taxes withheld of $11,080)			$2,471,058
Interest			4,451
TOTAL INCOME			2,475,509
Expenses:
Investment adviser fee (Note 5)		$1,061,233
Administrative fee (Note 5)		190,000
Custodian fees		20,673
Transfer and dividend disbursing agent fees and expenses		31,898
Directors'/Trustees' fees		2,660
Auditing fees		25,000
Legal fees		7,009
Portfolio accounting fees		68,110
Distribution services fee (Note 5)		15,274
Printing and postage		33,540
Insurance premiums		4,124
Miscellaneous		4,044
TOTAL EXPENSES		1,463,565
Waiver and Reduction:
Waiver of administrative fee (Note 5)	$(33,751)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(4,421)
TOTAL WAIVER AND REDUCTION		(38,172)
Net expenses			1,425,393
Net investment income			1,050,116
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain/loss on investments and foreign currency transactions			17,865,350
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(31,063,483)
Net realized and unrealized loss on investments and foreign currency transactions			(13,198,133)
Change in net assets resulting from operations			$(12,148,017)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,050,116	$509,420
Net realized gain on investments and foreign currency transactions	17,865,350	7,317,586
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(31,063,483)	1,324,437
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,148,017)	9,151,443
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(476,434)	(645,353)
Service Shares	(31,715)	(38,009)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(508,149)	(683,362)
Share Transactions:
Proceeds from sale of shares	2,722,697	4,540,270
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio	77,833,019	—
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund, Value Growth Portfolio	57,130,618	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	—	67,693,209
Net asset value of shares issued to shareholders in payment of distributions declared	508,149	683,362
Cost of shares redeemed	(24,058,632)	(67,485,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	114,135,851	5,431,472
Change in net assets	101,479,685	13,899,553
Net Assets:
Beginning of period	79,616,554	65,717,001
End of period (including undistributed net investment income of $1,005,086 and $507,687, respectively)	$181,096,239	$79,616,554

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Clover Value Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations of for the year ended December 31, 2010, are as follows:

Net investment income[1]	$589,809
Net realized and unrealized gain on investments	$11,034,391
Net increase in net assets resulting from operations	$11,624,200
1	Net investment income includes $24,070 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 12, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
11,511,806	$67,693,209	$4,031,199	$66,741,830	$134,435,039
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio and EquiTrust Variable Insurance Series Fund, Value Growth Portfolio (the “Acquired Funds”), open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 15, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income*	$1,784,692
Net realized and unrealized loss on investments	$(6,184,781)
Net decrease in net assets resulting from operations	$(4,400,089)
*	Net investment income includes $493,933 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2011.

For every one share of EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio Initial Class and Service Class shares exchanged, a shareholder received 5.744 and 5.983 shares, respectively, of Federated Capital Appreciation Fund II Primary Shares. For every one share of EquiTrust Variable Insurance Series Fund, Value Growth Portfolio Initial Class and Service Class shares exchanged, a shareholder received 2.215 and 2.268 shares, respectively, of Federated Capital Appreciation Fund II Primary Shares.

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On July 15, 2011, the Fund received assets from EquiTrust Variable Series Fund, Blue Chip Portfolio as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
12,142,196	$77,833,019	$19,687,835	$71,968,489	$206,932,126
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund, Value Growth Portfolio which was also reorganized into the Fund on July 15, 2011.

On July 15, 2011, the Fund received assets from EquiTrust Variable Series Fund, Value Growth Portfolio as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund, Value Growth Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
8,911,520	$57,130,618	$10,292,448	$71,968,489	$206,932,126
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund, Value Growth Portolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio which was also reorganized into the Fund on July 15, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Annual Shareholder Report

15

the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $30 and $0, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$261

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(10,584)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(261)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2011		2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	380,601	$2,372,424	610,915	$3,548,340
Proceeds from shares issued in connection with the tax-free transfer of assets from Equitrust Variable Insurance Series Fund, Blue Chip Portfolio	12,142,196	77,833,019	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Equitrust Variable Insurance Series Fund, Value Growth Portfolio	8,911,520	57,130,618	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	—	—	10,976,714	64,541,563
Shares issued to shareholders in payment of distributions declared	73,980	476,434	110,505	645,353
Shares redeemed	(3,524,623)	(21,593,620)	(11,065,928)	(65,162,127)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	17,983,674	$116,218,875	632,206	$3,573,129
Year Ended December 31	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	55,443	$350,273	168,616	$991,930
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	—	—	535,092	3,151,646
Shares issued to shareholders in payment of distributions declared	4,917	31,715	6,508	38,009
Shares redeemed	(405,827)	(2,465,012)	(403,391)	(2,323,242)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(345,467)	$(2,083,024)	306,825	$1,858,343
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,638,207	$114,135,851	939,031	$5,431,472

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, acquired capital loss carryforwards and regulatory settlement proceeds.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(36,908,630)	$(44,568)	$36,953,198

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$508,149	$683,362

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,005,086
Undistributed long-term capital gain	$10,414,168
Net unrealized appreciation	$9,651,155
Capital loss carryforwards	$(17,732,890)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2011, the cost of investments for federal tax purposes was $171,388,406. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $9,651,155. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,880,745 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,229,590.

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At December 31, 2011, the Fund had a capital loss carryforward of $17,732,890 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-term	Long-term	Total
2016	$15,473,225	NA	$15,473,225
2017	$2,259,665	NA	$2,259,665

As a result of the tax-free transfer of assets from Federated Clover Value Fund II, Equitrust Variable Insurance Series, Blue Chip Portfolio and Equitrust Variable Insurance Series, Value Growth Portfolio, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $9,922,360 to offset taxable capital gains realized during the year ended December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, FAS waived $33,751 of its fee. The net fee paid to FAS was 0.125% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$15,274

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2011, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2011, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

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Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18% and 1.43% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2012, with respect to Primary Shares and May 1, 2012 with respect to Service Shares; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended December 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $519,936 and $3,947,100, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2011, the Fund's expenses were reduced by $4,421 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2011, were as follows:

Purchases	$279,472,270
Sales	$291,595,161

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing” ; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions made by the Fund during the year ended December 31, 2011, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED CAPITAL APPRECIATION FUND ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$936.20	$5.42
Service Shares	$1,000	$934.80	$6.63
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.61	$5.65
Service Shares	$1,000	$1,018.35	$6.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.11%
Service Shares	1.36%

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

25

Evaluation and Approval of Advisory Contract – May 2011

federated capital appreciation fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

26

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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27

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
29

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916835
CUSIP 313916819

G00433-19 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Federated Managed Volatility Fund II

(formerly, Federated Capital Income Fund II)

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2011 through December 31, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

As of December 2, 2011, the fund changed its name to Federated Managed Volatility Fund II to reflect a refinement in its objective. The fund now uses an equity index futures overlay to target an annualized volatility forecast within an 8-12% range. However, the actual or realized volatility for any particular period may be higher or lower depending on market conditions.

Our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 4.77%. For the same period, the Russell 1000® Value Index (RU1000V) posted a total return of 0.39%, the Barclays Capital High Yield 2% Issuer Capped Index (BCHY2%ICI) returned 4.96%, the Barclays Capital Mortgage-Backed Securities Index (BCMB) returned 6.23% and the Barclays Capital Emerging Market Bond Index (BCEMB) returned 6.97%. Weighting these benchmarks (40% RU1000V, 20% BCHY2%ICI, 20% BCMB and 20% BCEMB), the blended benchmark1 (“Benchmark”) return for the period was 4.00%. The Fund's total return reflected actual cashflows, transaction costs and other expenses, which are not reflected in the total return of the Benchmark.

The Fund's investment strategy focused on income-earning investments, specifically high-quality, dividend-paying stocks and high current yield, fixed-income securities to achieve the Fund's primary income objective and secondary capital appreciation objective.2

The 4.77% total return of the Fund for the reporting period consisted of 0.77% in price appreciation and 4.00% in reinvested dividends.

MARKET OVERVIEW

During the 12-month reporting period, global equity markets experienced extreme volatility. The first quarter of the reporting period was characterized in general by improved equity markets, which were driven by stronger than expected economic data, additional quantitative easing, an extension of the Bush era tax rates, better than expected corporate earnings and a pickup in merger and acquisition activity. However, by the end of first half of 2011, the escalating unrest in the Middle East, the catastrophic events in Japan, the United States debt ceiling political debate and subsequent downgrade by Standard & Poor's of the long term credit rating of the United States and the continued debt issues of certain European countries caused significant headwind for the markets. The last quarter of 2011 saw a relief rally which pushed the market back into positive territory for the reporting period; however, most of the above concerns did not dissipate and continued to cause market volatility.

The Standard & Poor's 500 Index3 (S&P 500) returned 2.11%, and the Nasdaq Composite Index4 returned -0.79% for the reporting period. In general, for the full fiscal year, growth outperformed value and defensive stocks generally outperformed cyclical stocks. The S&P 500 performance in the Consumer Staples and Health Care sectors dominated weak performance in the Financials and Materials sectors.

On the fixed-income side, 2011 turned out to be a difficult year for “risk” assets and an excellent year for “safe” assets such as U.S. Treasuries. Long-term Treasury securities were the best performers in the bond market on an absolute basis. Risk assets, such as corporate and emerging market bonds performed poorly (produced less absolute total return relative to Treasury securities) as the financial crisis in Europe concerned investors, due to the deteriorating credit quality of U.S. financial institutions with significant exposure to Euro-related corporations and governments. Investors also were worried over the summer that the U.S. economy could be slipping back into recession. The Federal Reserve's new monetary program announced in September, dubbed “Operation Twist,” helped to push long-term Treasury interest rates lower. Treasury interest rates finished the year down 10-145 basis points, more in the 10-30 year part of the yield curve.

PORTFOLIO ALLOCATION

During the reporting period, the Fund's portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund's primary investment objective of income and its secondary objective of capital appreciation. Factors used in making this allocation were: (1) the Fund's ability to pay and maintain an attractive level of dividends; and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period on December 31, 2011, was 53.1% fixed-income securities, 40.2% stocks and 6.7% cash equivalents and other assets/liabilities. The Fund's allocation had a slightly negative effect on performance, relative to the Benchmark, because fixed-income securities produced positive returns and outperformed stocks.

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1

SECTOR AND SECURITY SELECTION – EQUITY

The equity component of the portfolio outperformed the RU1000V during the 12-month reporting period. The Fund's portfolio managers focused on realization of the Fund's total return and income objectives by purchasing and holding income-producing equity securities with favorable valuation levels. Growth stocks generally outperformed value stocks, which had a negative influence on the Fund's performance. On the other hand, securities with large capitalizations outperformed small capitalizations, which positively impacted the Fund's performance. Overall, both sector allocation and stock selection contributed positively to the Fund's equity performance. An overweight position (as compared with the RU1000V) in the Utilities and Consumer Staples sectors and underweight position in the Financials sector enhanced the Fund's performance. Also enhancing Fund performance was solid stock selection in the Materials and Health Care sectors. Detracting from performance was poor stock selection in the Industrials sector.

During the fiscal year, the Fund invested in S&P 500 futures contracts for volatility risk management purposes.5 The trading of these futures contracts had a negligible impact on the Fund's performance during the period.

SECTOR AND SECURITY SELECTION – BONDS6

Sector allocation was mixed in terms of its effect on the absolute return of the Fund. The emerging market allocation added to the Fund's absolute return. The high-yield and mortgage allocations were positive but below the returns from emerging market bonds,7 thus detracting from absolute returns. Thus, sector allocation detracted from absolute returns. Overall, security selection was a large positive contributor to Fund performance, although the performance varied widely by bond sector. Emerging market security selection outperformed the BCEMB, and selection within the U.S. high-yield portions also outperformed the BCHY2%ICI. The mortgage component underperformed relative to its respective index, the BCMB. Recent small additions in the portfolio to long-term investment-grade corporates and TIPS (Treasury Inflation-Protected Securities) added slightly to performance. The use of Treasury Note & Bond futures contracts negatively affected the Fund's strategies in interest rate sensitivity and yield curve exposure management during the reporting period.

1	The total return for the 12-month reporting period for each of the Fund's component benchmark indexes, the Russell 1000 Value Index (RU1000V), the Barclays Capital High Yield 2% Issuer Capped Index (BCHY2%ICI), Barclays Capital Mortgage-Backed Securities Index (BCMB) and Barclays Capital Emerging Market Bond Index (BCEMB) was 0.39%, 4.96%, 6.23% and 6.97%, respectively. The RU1000V Index is an unmanaged index that measures the performance of the 1,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers all fixed-income securities having a maximum quality rating of “Ba1,” a minimum outstanding of $150 million and at least one year to maturity. The BCMB is an unmanaged index comprised of all fixed-income securities mortgage pools owned by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The indexes are unmanaged, and it is not possible to invest directly in an index.
2	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional instruments.
6	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
7	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
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2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Managed Volatility Fund II (the “Fund”) from December 31, 2001 to December 31, 2011, compared to the Standard & Poor's 500 Index (S&P 500),2,3 the Russell 1000 Value Index (RU1000V),2,3 both broad-based market indexes, a blend of indexes comprised of 40% RU1000V/20% Barclays Capital Emerging Market Bond Index (BCEMB)3 /20% Barclays Capital High Yield 2% Issuer Capped Index (BCHY2%ICI)3 /20% Barclays Capital Mortgage-Backed Securities Index (BCMB)3 (Blended Index)2,4 and the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Conservative Funds (MTAC).2

Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	4.77%
5 Years	4.53%
10 Years	4.46%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

GROWTH of a $10,000 Investment

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blended Index and the MTAC have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Lipper figures represent the average total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.
3	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers all fixed-income securities having a maximum quality rating of Ba1, a minimum outstanding of $150 million and at least one year to maturity. The BCMB is comprised of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCEMB is comprised of external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. Indexes are unmanaged, and investments cannot be made directly in an index.
4	The Blended Index is the Fund's benchmark.
Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	31.6%
Domestic Fixed-Income Securities	31.2%
International Fixed-Income Securities	21.2%
International Equity Securities	8.8%
U.S. Treasury Securities	1.2%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	4.8%
Other Assets and Liabilities — Net[4]	1.3%
TOTAL	100.0%

At December 31, 2011, the Fund's sector composition5 for its equity securities was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Utilities	17.8%
Health Care	13.3%
Financials	12.7%
Consumer Staples	12.4%
Energy	12.2%
Telecommunication Services	11.3%
Industrials	9.7%
Materials	6.3%
Consumer Discretionary	2.6%
Information Technology	1.7%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

4

Portfolio of Investments

December 31, 2011

Shares or Principal Amount		Value
	COMMON STOCKS – 28.9%
	Consumer Discretionary – 0.2%
9,295	Regal Entertainment Group	110,982
2,935	Target Corp.	150,331
	TOTAL	261,313
	Consumer Staples – 4.4%
50,090	Altria Group, Inc.	1,485,169
8,580	Heinz (H.J.) Co.	463,663
9,920	Kimberly-Clark Corp.	729,715
3,700	Lorillard, Inc.	421,800
15,790	Philip Morris International, Inc.	1,239,199
25,825	Reynolds American, Inc.	1,069,672
	TOTAL	5,409,218
	Energy – 4.6%
21,089	ARC Resources Ltd.	519,592
9,494	Baytex Energy Corp.	530,918
20,440	Bonavista Energy Corp.	523,063
21,490	ConocoPhillips	1,565,976
12,140	Crescent Point Energy Corp.	535,054
9,190	Royal Dutch Shell PLC	671,697
18,683	Seadrill Ltd.	619,902
2,275	Total SA, ADR	116,275
11,295	Vermilion Energy, Inc.	503,023
	TOTAL	5,585,500
	Financials – 1.6%
14,320	Cincinnati Financial Corp.	436,187
39,390	Hospitality Properties Trust	905,183
14,305	Mercury General Corp.	652,594
	TOTAL	1,993,964
	Health Care – 5.4%
28,011	Bristol-Myers Squibb Co.	987,108
29,135	GlaxoSmithKline PLC, ADR	1,329,430
31,415	Lilly (Eli) & Co.	1,305,607
36,909	Merck & Co., Inc.	1,391,469
72,179	Pfizer, Inc.	1,561,954
	TOTAL	6,575,568
	Industrials – 3.0%
20,845	Deluxe Corp.	474,432
28,900	Donnelley (R.R.) & Sons Co.	417,027
113,415	General Electric Co.	2,031,263
24,020	Pitney Bowes, Inc.	445,331
4,250	United Parcel Service, Inc.	311,057
	TOTAL	3,679,110
	Information Technology – 0.7%
17,325	Intel Corp.	420,131
4,935	Maxim Integrated Products, Inc.	128,508
3,660	Microchip Technology, Inc.	134,066
Annual Shareholder Report
5

Shares or Principal Amount			Value
8,195		Seagate Technology	134,398
		TOTAL	817,103
		Materials – 1.2%
5,790		Dow Chemical Co.	166,520
10,905		International Paper Co.	322,788
16,900		Newmont Mining Corp.	1,014,169
		TOTAL	1,503,477
		Telecommunication Services – 4.5%
48,034		AT&T, Inc.	1,452,548
19,550		BCE, Inc.	814,649
23,010		CenturyLink, Inc.	855,972
28,295		Verizon Communications	1,135,195
46,245		Vodafone Group PLC, ADR	1,296,247
		TOTAL	5,554,611
		Utilities – 3.3%
10,995		American Electric Power Co., Inc.	454,204
10,060		DTE Energy Co.	547,767
10,184		Integrys Energy Group, Inc.	551,769
14,590		National Grid PLC, ADR	707,323
19,140		NiSource, Inc.	455,723
30,180		Pepco Holdings, Inc.	612,654
2,930		SCANA Corp.	132,026
19,745		Scottish & Southern Energy PLC, ADR	396,677
3,460		Southern Co.	160,163
		TOTAL	4,018,306
		TOTAL COMMON STOCKS (IDENTIFIED COST $32,031,084)	35,398,170
		PREFERRED STOCKS – 11.4%
		Consumer Discretionary – 0.9%
21,470		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.95	1,044,515
		Consumer Staples – 0.6%
5,000		Bunge Ltd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	470,000
30,705	[1,2]	Dole Food Automatic Exchange, Conv. Pfd., Series 144A, 7.00%, 11/01/2012, Annual Dividend $0.88	267,681
		TOTAL	737,681
		Energy – 0.3%
7,900		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	428,812
		Financials – 3.5%
400	[3]	Bank of America, Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	315,208
24,270		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	1,971,937
44,400		Hartford Financial, Conv. Bond, Series F, Pfd., 7.250%, 4/1/2013, Annual Dividend $1.81	833,832
9,700		New York Community Bancorp, Inc., Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	407,158
550		Wells Fargo Co, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	585,475
3,500		Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.80	156,774
		TOTAL	4,270,384
		Industrials – 0.9%
37,000	[1,2,3]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.68	327,043
27,300		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	761,670
		TOTAL	1,088,713
Annual Shareholder Report
6

Shares or Principal Amount			Value
		Materials – 1.3%
34,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	1,632,605
		Utilities – 3.9%
22,165		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,088,080
16,830		Great Plains Energy, Inc., Conv. Pfd., 12.00%, 06/15/2012, Annual Dividend $6.00	1,118,858
21,000		Nextera Energy, Inc., Conv. Pfd., 8.375%, 6/1/2012, Annual Dividend $4.19	1,062,810
26,780		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	1,495,128
		TOTAL	4,764,876
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,967,259)	13,967,586
		Adjustable Rate Mortgage – 0.1%
$66,224		Federal National Mortgage Association, 5.790%, 9/1/2037 (IDENTIFIED COST $66,700)	70,851
		Collateralized Mortgage Obligation – 2.4%
2,500,000		Government National Mortgage Association REMIC 2003-11 QC, 5.500%, 2/20/2033 (IDENTIFIED COST $2,409,217)	2,881,235
		Corporate Bonds – 12.1%
		Banking – 0.7%
100,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	98,580
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.75%, 11/06/2069	114,000
250,000		RSHB Capital S.A., Series REGS, 7.750%, 05/29/2018	267,500
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	389,250
		TOTAL	869,330
		Broadcast Radio & TV – 0.2%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	228,094
		Building & Development – 0.4%
250,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 04/05/2023	251,875
200,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	196,500
		TOTAL	448,375
		Building Materials – 0.4%
250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	251,875
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 04/05/2041	290,405
		TOTAL	542,280
		Cable & Wireless Television – 0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	172,500
		Communications Equipment – 0.8%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	1,028,892
		Conglomerates – 0.2%
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 09/25/2019	213,000
		Consumer Non-Cyclical — Tobacco – 0.2%
180,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	189,491
		Energy — Independent – 0.1%
150,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 06/02/2041	170,320
		Finance – 0.2%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	301,500
		Financial Institution — Banking – 0.7%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	122,548
500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	504,030
150,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	143,271
150,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	141,492
		TOTAL	911,341
Annual Shareholder Report
7

Shares or Principal Amount			Value
		Financial Institution — Brokerage – 0.3%
$400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	326,000
		Financial Institution — Finance Noncaptive – 0.1%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	82,750
		Government Agency – 0.4%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	540,625
		Insurance – 0.6%
714,000		Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	718,106
		Marine – 0.1%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	85,979
		Metals & Mining – 0.6%
200,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	200,000
150,000		Bumi Investment PTE Ltd., Series REGS, 10.750%, 10/06/2017	151,500
100,000	[1,2]	Bumi Investment, Series 1, Company Guarantee, Series 144A, 10.750%, 10/06/2017	101,000
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	343,202
		TOTAL	795,702
		Mortgage Banks – 0.3%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 04/14/2015	205,000
150,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	153,750
		TOTAL	358,750
		Oil & Gas – 3.3%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	243,000
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	317,977
72,711		Gazprom International SA, Series REGS, 7.201%, 02/01/2020	77,119
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	293,750
250,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/01/2041	255,625
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	508,750
250,000		Lukoil International Finance BV, Company Guarantee, Series REGS, 6.125%, 11/09/2020	246,250
500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 06/15/2035	570,253
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	300,300
1,300,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.500%, 11/02/2017	983,450
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	187,631
		TOTAL	3,984,105
		Paper Products – 0.2%
200,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.750%, 03/03/2021	184,500
		Steel – 0.2%
200,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 09/21/2019	212,300
		Telecommunications & Cellular – 0.7%
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	101,500
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	196,420
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	103,500
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	103,500
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	338,000
		TOTAL	842,920
		Utilities – 1.3%
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	209,000
500,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 05/26/2021	515,394
150,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	154,500
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	536,475
Annual Shareholder Report
8

Shares or Principal Amount			Value
$150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	184,125
		TOTAL	1,599,494
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,757,327)	14,806,354
		FOREIGN Governments/Agencies – 10.5%
		Sovereign – 10.5%
266,760		Argentina, Government of, Note, 8.280%, 12/31/2033	194,735
3,132,000		Argentina, Government of, Note, 1.000%, 12/15/2035	234,900
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	373,000
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.750%, 06/02/2017	282,000
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	105,525
171,166		Brazil, Government of, Note, 8.000%, 01/15/2018	200,265
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	264,500
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	364,500
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	504,000
800,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	968,000
1,000,000		Mexico, Government of, Sr. Note, 5.750%, 10/12/2110	1,065,000
400,000		Panama, Government of, 6.700%, 01/26/2036	522,000
636,000		Peru, Government of, 6.550%, 03/14/2037	807,720
250,000		Peru, Government of, Sr. Unsecd. Note, Series REGS, 7.840%, 08/12/2020	105,711
600,000		Philippines, Government of, 6.375%, 1/15/2032	710,250
200,000	[1,2]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	194,500
1,644,950		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,910,198
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	120,500
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	100,000
350,000		Turkey, Government of, 7.000%, 9/26/2016	383,687
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	505,625
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	169,688
500,000		United Mexican States, Note, 5.125%, 01/15/2020	571,250
500,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	651,250
350,000		Uruguay, Government of, 7.625%, 3/21/2036	483,875
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	137,000
900,000		Venezuela, Government of, 9.375%, 01/13/2034	621,000
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	297,600
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,686,573)	12,848,279
		Mortgage-Backed Securities – 4.4%
		Federal Home Loan Mortgage Corporation – 4.3%
1,156,247		Federal Home Loan Mortgage Corp. Pool A93951, 4.000%, 30 Year, 9/1/2040	1,212,545
1,170,412		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	1,203,061
381,214		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 1/1/2041	399,776
1,993,081		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	2,048,990
145,118		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	153,769
223,561		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 3/1/2026	234,857
		TOTAL	5,252,998
		Government National Mortgage Association – 0.1%
27,439		Government National Mortgage Association Pool 002796, 7.000%, 30 Year, 8/20/2029	31,506
15,012		Government National Mortgage Association Pool 003040, 7.000%, 30 Year, 2/20/2031	17,206
36,053		Government National Mortgage Association Pool 003188, 6.500%, 30 Year, 1/20/2032	41,122
Annual Shareholder Report
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Shares or Principal Amount			Value
$56,341		Government National Mortgage Association Pool 003239, 6.500%, 30 Year, 5/20/2032	64,306
		TOTAL	154,140
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,273,907)	5,407,138
		U.S. Treasury – 1.2%
392,920	[4]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	531,685
1,000,000	[5]	United States Treasury Bill, 0.015%, 4/5/2012	999,965
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,502,821)	1,531,650
		MUTUAL FUND – 23.6%
4,275,573	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $27,244,664)	28,902,871
		Repurchase Agreement – 4.6%
5,677,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/03/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473. (AT COST)	5,677,000
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $115,616,552)[7]	121,491,134
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[8]	1,003,053
		TOTAL NET ASSETS — 100%	$122,494,187

At December 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[3] S&P 500 Index Long Futures	18	$5,636,700	March 2012	$11,628
[3] United States Treasury Bond 30-Year Short Futures	38	$5,502,875	March 2012	$(94,520)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(82,892)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $4,745,238, which represented 3.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $4,745,238, which represented 3.9% of total net assets.
3	Non-income producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
7	The cost of investments for federal tax purposes amounts to $116,362,591.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

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The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$26,699,922	$ —	$ —	$26,699,922
International	8,698,248	—	—	8,698,248
Preferred Stocks
Domestic	11,597,300	267,681	—	11,864,981
International	2,102,605	—	—	2,102,605
Debt Securities:
Adjustable Rate Mortgage	—	70,851	—	70,851
Collateralized Mortgage Obligation	—	2,881,235	—	2,881,235
Corporate Bonds	—	14,806,354	—	14,806,354
Foreign Governments/Agencies	—	12,848,279	—	12,848,279
Mortgage-Backed Securities	—	5,407,138	—	5,407,138
U.S. Treasury	—	1,531,650	—	1,531,650
Mutual Fund	28,902,871	—	—	28,902,871
Repurchase Agreement	—	5,677,000	—	5,677,000
TOTAL SECURITIES	$78,000,946	$43,490,188	$ —	$121,491,134
OTHER FINANCIAL INSTRUMENTS*	$(82,892)	$ —	$ —	$(82,892)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.15	$8.67	$7.25	$9.62	$9.74
Income From Investment Operations:
Net investment income[1]	0.43	0.39	0.46	0.45	0.42
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.00[2]	0.61	1.45	(2.32)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.43	1.00	1.91	(1.87)	0.37
Less Distributions:
Distributions from net investment income	(0.36)	(0.52)	(0.49)	(0.50)	(0.49)
Net Asset Value, End of Period	$9.22	$9.15	$8.67	$7.25	$9.62
Total Return[3]	4.77%	12.08%	28.28%	(20.38)%	3.93%
Ratios to Average Net Assets:
Net expenses	1.02%[4]	1.13%[4]	1.13%[4]	1.13%[4]	1.13%[4]
Net investment income	4.74%	4.50%	6.03%	5.23%	4.38%
Expense waiver/reimbursement[5]	0.16%	0.33%	0.68%	0.38%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,494	$54,450	$36,913	$32,549	$49,498
Portfolio turnover	114%	96%	69%	95%	76%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	113%	96%	69%	94%	68%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.02%, 1.11%, 1.12%, 1.13% and 1.13% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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12

Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value including $28,902,871 of investments in an affiliated holding (Note 5) (identified cost $115,616,552)		$121,491,134
Cash denominated in foreign currencies (identified cost $157,215)		152,723
Income receivable		995,807
Receivable for shares sold		60
Prepaid expenses		949
TOTAL ASSETS		122,640,673
Liabilities:
Payable for investments purchased	$2,839
Payable for shares redeemed	60,036
Payable for daily variation margin	33,475
Payable for investment adviser fee (Note 5)	3,122
Payable for Directors'/Trustees' fees	169
Payable for auditing fees	27,750
Payable for portfolio accounting fees	19,095
TOTAL LIABILITIES		146,486
Net assets for 13,285,476 shares outstanding		$122,494,187
Net Assets Consist of:
Paid-in capital		$115,654,620
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		5,787,349
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(3,110,922)
Undistributed net investment income		4,163,140
TOTAL NET ASSETS		$122,494,187
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$122,494,187 ÷ 13,285,476 shares outstanding, no par value, unlimited shares authorized		$9.22

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Year Ended December 31, 2011

Investment Income:
Dividends (including $1,072,004 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $42,925)			$3,324,274
Interest			1,607,305
TOTAL INCOME			4,931,579
Expenses:
Investment adviser fee (Note 5)		$642,216
Administrative fee (Note 5)		150,000
Custodian fees		18,369
Transfer and dividend disbursing agent fees and expenses		16,551
Directors'/Trustees' fees		2,432
Auditing fees		27,750
Legal fees		7,792
Portfolio accounting fees		92,245
Printing and postage		39,348
Insurance premiums		4,110
Miscellaneous		3,776
TOTAL EXPENSES		1,004,589
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(109,876)
Waiver of administrative fee (Note 5)	(24,143)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(479)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(134,498)
Net expenses			870,091
Net investment income			4,061,488
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $101,407 on investments in an affiliated holding (Note 5))			11,951,040
Net realized loss on futures contracts			(260,502)
Net realized loss on swap contracts			(9,708)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(13,441,106)
Net change in unrealized depreciation of futures contracts			(82,892)
Net change in unrealized depreciation of swap contracts			10,018
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(1,833,150)
Change in net assets resulting from operations			$2,228,338

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,061,488	$2,270,870
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	11,680,830	3,460,069
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(13,513,980)	(28,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,228,338	5,702,439
Distributions to Shareholders:
Distributions from net investment income	(2,077,694)	(2,161,759)
Share Transactions:
Proceeds from sale of shares	4,005,815	5,935,057
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund Managed Portfolio	79,932,309	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	—	19,979,519
Net asset value of shares issued to shareholders in payment of distributions declared	2,077,694	2,161,759
Cost of shares redeemed	(18,122,161)	(14,079,899)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	67,893,657	13,996,436
Change in net assets	68,044,301	17,537,116
Net Assets:
Beginning of period	54,449,886	36,912,770
End of period (including undistributed net investment income of $4,163,140 and $2,087,688, respectively)	$122,494,187	$54,449,886

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (formerly, Federated Capital Income Fund II) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund Managed Portfolio (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income*	$4,777,841
Net realized and unrealized gain on investments	$69,376
Net increase in net assets resulting from operations	$4,847,217
*	Net investment income includes $245,073 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2011.

For every one share of EquiTrust Variable Insurance Series Fund Managed Portfolio Initial Class shares exchanged, a shareholder received 1.655 shares of Federated Managed Volatility Fund II.

For every one share of EquiTrust Variable Insurance Series Fund Managed Portfolio Service Class shares exchanged, a shareholder received 1.720 shares of Federated Managed Volatility Fund II.

On July 15, 2011, the Fund received assets from the EquiTrust Variable Insurance Series Fund Managed Portfolio as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund Managed Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
8,669,448	$79,932,309	$13,634,965	$53,474,645	$133,406,954
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund Managed Portfolio Net Assets Received amount shown above.

On March 12, 2010, the Fund acquired all of the net assets of Federated Equity Income Fund II, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by Federated Equity Income Fund II's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Federated Equity Income Fund II was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income*	$2,468,243
Net realized and unrealized gain on investments, written options and swap contracts	$3,614,861
Net increase in net assets resulting from operations	$6,083,104

*	Net investment income includes $1,562 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Federated Equity Income Fund II that has been included in the Fund's Statement of Operations since March 12, 2010. The Fund received net assets from Federated Equity Income Fund II as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Federated Equity Income Fund II Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,375,696	$19,979,519	$2,070,856	$36,300,833	$56,280,352
1	Unrealized Appreciation is included in the Federated Equity Income Fund II Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

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Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $433,592 and $1,752,308, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

At December 31, 2011, the Fund had no outstanding swap contracts.

The average notional value of credit default swap contracts held by the Fund throughout the period was $100,000. This is based on amounts held as of each month-end throughout the fiscal period.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At December 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund buys or sells put and call options to provide income and protection from extreme reductions in the market value of certain securities. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts Annual Shareholder Report

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paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At December 31, 2011, the Fund had no outstanding written option contracts.

The average market value of purchased put option contracts held by the Fund throughout the period was $7,643. This is based on amounts held as of each month-end throughout the fiscal period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$82,892*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$ —	$(260,502)	$ —	$ —	$(260,502)
Foreign exchange contracts	$ —	$ —	$12,883	$(41,688)	$(28,805)
Credit contracts	$(9,708)	$ —	$ —	$ —	$(9,708)
TOTAL	$(9,708)	$(260,502)	$12,883	$(41,688)	$(299,015)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(82,892)	$(82,892)
Credit contracts	$10,018	$ —	$10,018
TOTAL	$10,018	$(82,892)	$(72,874)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	438,555	700,644
Shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund Managed Portfolio	8,669,448	—
Shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	—	2,375,696
Shares issued to shareholders in payment of distributions declared	230,343	257,693
Shares redeemed	(2,003,738)	(1,641,687)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,334,608	1,692,346

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, capital loss carryforwards acquired in mergers and swap income reclassifications.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,719,892	$91,658	$(2,811,550)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$2,077,694	$2,161,759

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,109,778
Undistributed long-term gains	$8,254,819
Net unrealized appreciation	$5,117,358
Capital loss carryforwards	$(10,642,388)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and dollar-roll transactions.

At December 31, 2011, the cost of investments for federal tax purposes was $116,362,591. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $5,128,543. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,342,067 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,213,524.

At December 31, 2011, the Fund had a capital loss carryforward of $10,642,388 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2015	$2,000,344	N/A	$2,000,344
2016	$5,924,422	N/A	$5,924,422
2017	$2,717,622	N/A	$2,717,622

As a result of the tax-free transfer of assets from Federated Equity Income Fund II and EquiTrust Variable Insurance Series Fund Managed Portfolio, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $3,221,193 to offset taxable capital gains realized during the year ended December 31, 2011.

Capital loss carryforwards of $389,069 expired during the year ended December 31, 2011.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the Adviser voluntarily waived $765 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its own resources and is not an incremental Fund expense. For the year ended December 31, 2011, the Sub-Adviser earned a fee of $111,953.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the net fee paid to FAS was 0.147% of average daily net assets of the Fund. FAS waived $24,143 of its fee.

Expense Limitation

Effective December 2, 2011, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.86% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) December 2, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended December 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $745,567, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended December 31, 2011, the Adviser reimbursed $109,111. Transactions involving the affiliated holding during the year ended December 31, 2011, were as follows:

Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2010	2,016,405
Purchases/Additions	3,871,773
Sales/Reductions	1,612,605
Balance of Shares Held 12/31/2011	4,275,573
Value	$28,902,871
Dividend Income	$1,072,004
Annual Shareholder Report
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6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2011, the Fund's expenses were reduced by $479 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2011, were as follows:

Purchases	$79,609,121
Sales	$96,996,535

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At December 31, 2011, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	44.0%
Great Britain	3.6%
Mexico	3.1%
Canada	2.8%
Russia	1.8%
Brazil	1.7%
Indonesia	1.6%
Venezuela	1.6%
Cayman Islands	1.1%
Bermuda	1.0%
Argentina	0.9%
Peru	0.9%
Turkey	0.9%
Columbia	0.7%
Luxembourg	0.7%
Philippines	0.7%
Uruguay	0.5%
Ireland	0.4%
Kazakhstan	0.4%
Panama	0.4%
Chile	0.3%
United Arab Emirates	0.3%
El Salvador	0.2%
Germany	0.2%
Netherlands	0.2%
Qatar	0.2%
Serbia	0.2%
Singapore	0.2%
France	0.1%
Marshall Islands	0.1%
South Africa	0.1%
Sri Lanka	0.1%
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9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions made by the Fund during the year ended December 31, 2011, 25.96% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated Managed volatility fund II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Managed Volatility Fund II (the “Fund”) (formerly, Federated Capital Income Fund II), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Volatility Fund II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1] ,2
Actual	$1,000	$998.90	$4.84
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.37	$4.89
1	Expenses are equal to the Fund's annualized net expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.86% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.33 and $4.38, respectively.
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

29

Evaluation and Approval of Advisory Contract – May 2011

FEDERATED CAPITAL INCOME FUND II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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30

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Annual Shareholder Report

31

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
33

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916108

G00845-01 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Share Class
Primary
Service

Federated High Income Bond Fund II

Not FDIC Insured May Lose Value No Bank Guarantee

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2011 through December 31, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 5.17% for the Primary Shares and 4.92% for the Service Shares. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 a broad-based securities market index, was 4.96% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

The following discussion will focus on the performance of the Primary Shares.

MARKET OVERVIEW

The high-yield market endured significant month-to-month volatility over the reporting period. Two major uncertainty factors drove the volatility. First, there was substantial uncertainty regarding the strength of the U.S. economy. While the reporting period started and ended with some optimism that a path of slow but sustainable economic growth was the most likely outcome, the middle part of the period was characterized by concerns of faltering growth and a potential “double-dip” recession. Second, considerable uncertainty was generated by government debt concerns in the euro zone. At the beginning of the period, these concerns were focused mainly on Greece and Portugal. However, by the end of the period, concerns had spread to Italy, Spain and France, along with concerns about slow economic growth for the euro zone as a whole due to fiscal austerity plans in many countries. Despite these macroeconomic uncertainties, the one constant from a high-yield perspective was the overall strength in corporate credit conditions. Strong earnings, large cash balances, solid balance sheets and a desire to reduce overall financial risk characterized corporate credit markets. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 0.66% for the first nine months of 2011 after totaling just 1.13% for all of 2010. Both of these rates are well below the 3.56% average annual default rate between 1978 and 2010. However, the overall macroeconomic concerns tended to offset the positive of corporate credit conditions, as shown by a widening in the yield spread between high-yield bonds and U.S. Treasury securities — according to the Credit Suisse High Yield Bond Index,2 the spread increased from 571 basis points on December 31, 2010 to 728 basis points on December 31, 2011.

Within the high-yield market,3 major industry sectors that substantially outperformed the overall BCHY2%ICI included: Media – Cable, Natural Gas Utilities, Food & Beverage, Energy and Lodging. Major industry sectors that substantially underperformed the overall BCHY2%ICI included: Home Construction, Transportation Wireless Communications, Consumer Products and Industrial – Other. From a ratings quality perspective, the higher-quality, more interest rate sensitive “BB” rated sector led the way with a total return of 6.81%, followed by the “B” rated sector at 5.41% and the lower-quality “CCC” rated sector well behind at 1.18%.

Fund Performance

The Fund outperformed the BCHY2%ICI for the reporting period. The main reason for the Fund's outperformance was outstanding security selection which more than offset an overweight position, relative to the BCHY2%ICI, in the poor performing “CCC” rated quality sector and an underweight position in the strong performing “BB” rated quality sector. Security selection was particularly strong in the Gaming, Paper, Services, Technology, Transportation and Wireless Telecommunication sectors. Strong security selection in the Consumer Products and Media – Non Cable sectors more than offset overweight positions in these weak performing industry sectors, while strong security selection in the Energy sector more than offset an underweight position in this strong performing industry sector. The Fund had an underweight position, relative to the BCHY2%ICI, in the weak performing Home Construction sector which also aided performance. Specific holdings that substantially outperformed the BCHY2%ICI included: Petrohawk, Universal City Development, Diversey Inc., Nalco, Sealed Air, Brigham Exploration and Macy's.

The Fund was negatively affected by poor security selection in the Automotive and Electric Utility sectors. Also, an overweight position, relative to the BCHY2%ICI, in the poor performing Industrial – Other sector and an underweight position in the strong performing Wireline and Electric Utility sectors hindered performance. Specific holdings that substantially underperformed the BCHY2%ICI included: Aquilex Holdings, Texas Competitive Electric, American Standard, ATP Oil and Gas, Momentive Performance Materials, Exide Technologies and Houghton Mifflin.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated High Income Bond Fund II (the “Fund”) from December 31, 2001 to December 31, 2011, compared to the Lipper Variable Underlying Funds High Current Yield Funds Average (LFHCYFA)2 and the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI).

Average Annual Total Returns for the Period Ended 12/31/2011

Share Class	1 Year	5 Years	10 Years
Primary	5.17%	7.14%	8.19%
Service	4.92%	6.89%	7.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment – PRIMARY SHARES

Growth of a $10,000 Investment – SERVICE SHARES

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LFHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and avergage.
2	The LFHCYFA represents the avergage of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	12.4%
Health Care	10.4%
Media — Non-Cable	7.9%
Energy	6.8%
Automotive	6.7%
Financial Institutions	5.8%
Gaming	4.6%
Food & Beverage	4.3%
Industrial — Other	4.3%
Retailers	4.3%
Consumer Products	4.0%
Packaging & Containers	3.6%
Other[2]	22.4%
Cash Equivalents[3]	0.7%
Other Assets and Liabilities — Net[4]	1.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

3

Portfolio of Investments

December 31, 2011

Principal Amount or Shares			Value
		Corporate Bonds – 97.1%
		Aerospace/Defense – 1.3%
$225,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	203,625
525,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	462,000
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	281,531
518,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	557,555
225,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	240,750
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,242,000
		TOTAL	2,987,461
		Automotive – 6.5%
625,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	621,875
325,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	354,250
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	492,500
225,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	221,625
315,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	343,350
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	448,875
450,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	414,000
925,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	846,375
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	446,781
100,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	101,500
100,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	103,000
1,225,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	949,375
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	269,375
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	435,675
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	272,525
1,950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,217,821
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	295,115
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	967,500
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	95,750
450,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	425,250
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	110,500
125,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	133,594
1,075,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	1,040,062
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	643,750
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	463,500
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	159,750
540,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	601,425
350,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	353,500
1,100,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,072,500
		TOTAL	14,901,098
		Building Materials – 2.0%
100,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	60,000
675,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	592,313
100,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	105,250
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	325,500
350,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	364,000
475,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	467,875
1,150,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,078,125
Annual Shareholder Report
4

Principal Amount or Shares			Value
$400,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	381,000
750,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	637,500
750,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	657,187
		TOTAL	4,668,750
		Chemicals – 3.2%
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	351,813
875,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	883,750
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	730,437
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	435,750
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	689,500
500,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	532,500
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	426,000
500,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	382,500
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	342,000
675,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	587,250
625,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	628,125
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	685,938
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	491,625
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	266,484
		TOTAL	7,433,672
		Construction Machinery – 1.1%
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	203,500
304,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	313,880
525,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	574,875
250,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	292,500
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,127,000
		TOTAL	2,511,755
		Consumer Products – 4.0%
675,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	739,125
625,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	665,625
590,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	634,250
550,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	566,500
500,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	510,000
1,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,766,125
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,089,375
100,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	109,875
250,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	274,688
1,151,690		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,258,221
1,750,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,610,000
		TOTAL	9,223,784
		Energy – 6.8%
1,025,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	679,062
1,075,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,083,062
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	126,875
775,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	701,375
825,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	928,125
250,000	[1,2]	Carrizo Oil & Gas, Inc., Company Guarantee, 8.625%, 10/15/2018	252,500
950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,030,750
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	994,375
Annual Shareholder Report
5

Principal Amount or Shares			Value
$500,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	522,500
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	434,000
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	390,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	457,875
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	286,500
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	485,437
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	279,125
350,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	367,500
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	279,503
500,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	475,000
175,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	179,375
275,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	299,750
700,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	658,000
450,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	470,250
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	224,438
400,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	436,000
550,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	548,625
700,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	705,250
575,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	605,187
225,000	[1,2]	SM Energy Co., Sr. Unsecd. Note, Series 144A, 6.50%, 11/15/2021	232,875
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	434,563
325,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	342,063
675,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	702,000
		TOTAL	15,611,940
		Entertainment – 1.2%
900,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	983,250
925,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,010,562
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	333,938
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	488,250
		TOTAL	2,816,000
		Financial Institutions – 5.6%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	253,438
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	509,250
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,412,813
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,452,874
4,175,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	4,175,000
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	139,288
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	138,728
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	253,125
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	617,250
1,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	2,039,187
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,795,500
		TOTAL	12,786,453
		Food & Beverage – 4.3%
900,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	931,500
850,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	875,500
575,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	613,813
125,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	139,375
Annual Shareholder Report
6

Principal Amount or Shares			Value
$1,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	992,500
850,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	909,500
825,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	796,125
1,650,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,744,875
1,050,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,082,812
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	633,000
1,125,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,094,062
		TOTAL	9,813,062
		Gaming – 4.6%
700,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	715,750
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	465,750
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,116,500
1,375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,466,094
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,046,250
1,925,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,852,812
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	250,313
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	920,938
200,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	213,000
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	594,000
765,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	746,479
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	470,250
750,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	772,500
		TOTAL	10,630,636
		Health Care – 10.4%
900,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	913,500
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	403,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,028,625
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,452,500
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,026,625
500,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	386,250
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	176,063
1,300,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,303,250
575,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	523,250
600,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	633,000
950,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	971,375
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	630,750
225,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	234,000
2,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,408,750
825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	723,937
675,000	[1,2]	Inventiv Health Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	621,000
925,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	975,875
700,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	687,750
1,300,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,358,500
700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	755,125
1,075,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,085,750
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	226,875
1,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,091,125
1,795,625		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,862,961
Annual Shareholder Report
7

Principal Amount or Shares			Value
$1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,371,562
		TOTAL	23,851,398
		Industrial - Other – 4.3%
550,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	569,250
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	292,875
250,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	240,625
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	536,250
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	526,969
700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	707,000
675,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	637,875
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	877,187
650,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	659,750
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	1,078,125
625,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	565,625
375,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	409,219
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	594,750
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	878,625
800,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	796,000
450,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	487,125
		TOTAL	9,857,250
		Lodging – 0.4%
900,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	929,250
		Media - Cable – 1.0%
175,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	186,375
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	583,000
100,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	105,875
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	110,000
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	602,313
625,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	704,687
		TOTAL	2,292,250
		Media - Non-Cable – 7.9%
475,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	518,937
1,125,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	953,437
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	922,250
125,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	135,000
900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	951,750
850,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	758,625
825,000	[1,2]	Entercom Radio LLC, Sr. Unsecd. Note, Series 144A, 10.50%, 12/1/2019	829,125
750,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	738,750
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,068,844
350,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	215,250
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	17,719
400,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	387,000
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	478,125
600,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	610,500
525,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	532,219
1,325,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	1,395,391
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	292,875
925,000		Lamar Media Corp., Sr. Sub. Note, Series B, 6.625%, 8/15/2015	945,812
Annual Shareholder Report
8

Principal Amount or Shares			Value
$1,075,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,155,625
50,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	53,250
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	343,438
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	962,990
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	271,250
650,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	529,750
1,050,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,115,625
850,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	858,500
975,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,028,625
		TOTAL	18,070,662
		Metals & Mining – 0.0%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	75
		Packaging & Containers – 3.6%
775,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	771,125
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	328,250
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	374,500
946,303		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	922,645
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	210,000
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	135,625
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	778,875
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	286,500
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	745,938
950,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	926,250
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	204,500
450,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.75%, 10/15/2016	475,875
1,075,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	956,750
1,100,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,221,000
		TOTAL	8,337,833
		Paper – 0.7%
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	292,500
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	104,500
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	196,000
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	247,500
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	214,000
475,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	477,375
		TOTAL	1,531,875
		Restaurants – 1.4%
1,250,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,348,438
1,125,000	[1,2]	NPC International, Inc., 10.50%, 1/15/2020	1,136,250
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 3.046%, 3/15/2014	799,000
		TOTAL	3,283,688
		Retailers – 4.3%
800,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	794,000
750,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	815,625
1,150,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,012,000
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	233,750
1,400,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,340,500
Annual Shareholder Report
9

Principal Amount or Shares			Value
$675,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	685,125
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,239,125
475,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	498,750
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,715,000
925,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	952,750
600,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	528,000
		TOTAL	9,814,625
		Services – 1.5%
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	943,500
750,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	860,625
950,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,004,625
725,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	723,187
		TOTAL	3,531,937
		Technology – 12.4%
1,050,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,084,125
1,000,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	875,000
875,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	912,187
575,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	604,469
350,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	353,500
1,725,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,746,562
100,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	78,500
1,100,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,105,500
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,332,500
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	914,375
975,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	936,000
125,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	135,938
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	271,250
275,000	[1,2]	Fidelity National Information Services, Inc., Series 144A, 7.625%, 7/15/2017	297,688
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	292,500
850,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	735,250
575,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	602,313
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,154,281
1,125,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,046,250
925,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	959,687
875,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	962,500
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	477,563
725,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	770,313
1,125,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,110,937
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	862,125
900,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	927,000
1,000,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	742,500
200,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	213,750
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,048,125
250,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	257,500
775,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	755,625
675,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	685,125
750,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	686,250
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	765,000
200,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	214,000
Annual Shareholder Report
10

Principal Amount or Shares			Value
$1,150,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,197,437
250,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	258,125
1,075,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,139,500
		TOTAL	28,511,250
		Transportation – 0.8%
825,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	822,937
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	428,188
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	525,000
70,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	70,700
		TOTAL	1,846,825
		Utility - Electric – 1.1%
425,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	312,375
219,015	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	215,621
675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	681,750
275,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	270,875
450,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	441,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	125,625
500,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series A, 10.25%, 11/1/2015	180,000
350,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	298,813
		TOTAL	2,526,059
		Utility - Natural Gas – 3.1%
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,289,562
1,250,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,371,875
250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	221,250
625,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	632,813
1,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,136,250
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	368,375
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	551,250
375,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	414,375
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	320,250
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	766,875
		TOTAL	7,072,875
		Wireless Communications – 3.3%
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	101,500
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	506,250
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	431,375
375,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	371,250
725,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	714,125
1,100,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,028,500
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	407,500
700,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	644,000
175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	125,781
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,613,625
925,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	973,562
225,000	[1,2]	Sprint Capital Corp., Note, 11.50%, 11/15/2021	223,313
500,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	417,500
		TOTAL	7,558,281
Annual Shareholder Report
11

Principal Amount or Shares			Value
		Wireline Communications – 0.3%
$450,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	444,375
125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	133,750
		TOTAL	578,125
		TOTAL CORPORATE BONDS (IDENTIFIED COST $222,695,912)	222,978,869
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
9,693	[3]	General Motors Co.	196,477
2,400,000	[1,3]	General Motors Co. Escrow Shares	36,000
		TOTAL	232,477
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,548,494)	232,477
		WARRANTS – 0.1%
		Automotive – 0.1%
8,811	[3]	General Motors Co., Warrants	103,353
8,811	[3]	General Motors Co., Warrants	68,902
		TOTAL WARRANTS (IDENTIFIED COST $1,026,733)	172,255
		PREFERRED STOCK – 0.2%
		Financial Institutions – 0.2%
700	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $220,345)	501,834
		Repurchase Agreement – 0.7%
1,668,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473. (AT COST)	1,668,000
		TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $227,159,484)[6]	225,553,435
		OTHER ASSETS AND LIABILITIES - NET — 1.8%[7]	4,155,365
		TOTAL NET ASSETS — 100%	$229,708,800
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $70,536,965, which represented 30.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $69,763,344, which represented 30.4% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $ 227,508,356.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Annual Shareholder Report

12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$222,978,794	$75	$222,978,869
Equity Securities:
Common Stock
Domestic	196,477	36,000	0	232,477
International	—	—	0	0
Warrants	172,255	—	—	172,255
Preferred Stock
Domestic	—	501,834	—	501,834
Repurchase Agreement	—	1,668,000	—	1,668,000
TOTAL SECURITIES	$368,732	$225,184,628	$75	$225,553,435

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2011	$0	$0	$544
Change in unrealized appreciation/depreciation	(4,013)	—	(544)
(Sales)	(856)	—	—
Transfers in and/or out of Level 3	4,944[1]	—	—
Balance as of December 31, 2011	$75	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2011.	$(4,013)	$ —	$(544)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

GTD — Guaranteed

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.03	$6.67	$5.03	$7.49	$7.85
Income From Investment Operations:
Net investment income	0.53[1]	0.56[1]	0.55[1]	0.58[1]	0.55[1]
Net realized and unrealized gain (loss) on investments	(0.18)	0.36	1.78	(2.37)	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.92	2.33	(1.79)	0.26
Less Distributions:
Distributions from net investment income	(0.62)	(0.56)	(0.69)	(0.67)	(0.62)
Net Asset Value, End of Period	$6.76	$7.03	$6.67	$5.03	$7.49
Total Return[2]	5.17%	14.73%	52.85%	(25.99)%	3.43%
Ratios to Average Net Assets:
Net expenses	0.79%	0.78%	0.78%	0.79%	0.77%
Net investment income	7.77%	8.41%	9.64%	8.96%	7.29%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.02%	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$157,842	$164,640	$168,092	$117,303	$196,470
Portfolio turnover	38%	45%	33%	15%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.00	$6.65	$5.01	$7.45	$7.81
Income From Investment Operations:
Net investment income	0.51[1]	0.54[1]	0.53[1]	0.56[1]	0.53[1]
Net realized and unrealized gain (loss) on investments	(0.18)	0.36	1.78	(2.35)	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.90	2.31	(1.79)	0.25
Less Distributions:
Distributions from net investment income	(0.60)	(0.55)	(0.67)	(0.65)	(0.61)
Net Asset Value, End of Period	$6.73	$7.00	$6.65	$5.01	$7.45
Total Return[2]	4.92%	14.38%	52.47%	(26.09)%	3.19%
Ratios to Average Net Assets:
Net expenses	1.04%	1.03%	1.03%	1.04%	1.02%
Net investment income	7.50%	8.16%	9.39%	8.68%	7.04%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.02%	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$71,867	$84,800	$81,866	$55,262	$89,486
Portfolio turnover	38%	45%	33%	15%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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15

Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value including (identified cost $227,159,484)		$225,553,435
Cash		367
Income receivable		4,567,510
Receivable for shares sold		48,842
TOTAL ASSETS		230,170,154
Liabilities:
Payable for shares redeemed	$415,014
Payable for Directors'/Trustees' fees	273
Payable for portfolio accounting fees	19,199
Payable for distribution services fee (Note 5)	15,702
Accrued expenses	11,166
TOTAL LIABILITIES		461,354
Net assets for 34,010,717 shares outstanding		$229,708,800
Net Assets Consist of:
Paid-in capital		$240,313,792
Net unrealized depreciation of investments		(1,606,049)
Accumulated net realized loss on investments		(27,827,719)
Undistributed net investment income		18,828,776
TOTAL NET ASSETS		$229,708,800
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($157,842,026 ÷ 23,334,309 shares outstanding), no par value, unlimited shares authorized		$6.76
Service Shares:
Net asset value per share ($71,866,774 ÷ 10,676,408 shares outstanding), no par value, unlimited shares authorized		$6.73

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Statement of Operations

Year Ended December 31, 2011

Investment Income:
Interest		$20,411,397
Dividends		51,940
TOTAL INCOME		20,463,337
Expenses:
Investment adviser fee (Note 5)	$1,435,110
Administrative fee (Note 5)	190,000
Custodian fees	14,371
Transfer and dividend disbursing agent fees and expenses	31,876
Directors'/Trustees' fees	4,219
Auditing fees	26,250
Legal fees	5,346
Portfolio accounting fees	112,606
Distribution services fee (Note 5)	199,707
Printing and postage	65,044
Insurance premiums	4,524
Miscellaneous	4,441
TOTAL EXPENSES	2,093,494
Waiver of administrative fee (Note 5)	(7,981)
Net expenses		2,085,513
Net investment income		18,377,824
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		5,949,818
Net change in unrealized appreciation of investments		(13,011,424)
Net realized and unrealized loss on investments		(7,061,606)
Change in net assets resulting from operations		$11,316,218

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,377,824	$20,562,347
Net realized gain (loss) on investments	5,949,818	(8,148,805)
Net change in unrealized appreciation/depreciation of investments	(13,011,424)	20,767,491
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,316,218	33,181,033
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(13,785,722)	(13,679,804)
Service Shares	(7,019,210)	(6,749,782)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,804,932)	(20,429,586)
Share Transactions:
Proceeds from sale of shares	88,628,005	82,456,481
Net asset value of shares issued to shareholders in payment of distributions declared	19,732,929	19,640,199
Cost of shares redeemed	(118,603,135)	(115,366,719)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,242,201)	(13,270,039)
Change in net assets	(19,730,915)	(518,592)
Net Assets:
Beginning of period	249,439,715	249,958,307
End of period (including undistributed net investment income of $18,828,776 and $20,777,247, respectively)	$229,708,800	$249,439,715

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
18

Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

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19

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 3/25/2008	$484,746	$462,000
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$100,000	$60,000
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$219,015	$215,621
General Motors Co. Escrow shares	4/21/2011	$50,060	$36,000
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2011		2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	8,172,025	$55,173,550	6,413,989	$42,633,192
Shares issued to shareholders in payment of distributions declared	1,914,716	12,713,719	2,039,623	12,890,417
Shares redeemed	(10,171,437)	(68,262,412)	(10,221,630)	(67,643,284)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(84,696)	$(375,143)	(1,768,018)	$(12,119,675)
Year Ended December 31	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,040,245	$33,454,455	6,007,107	$39,823,289
Shares issued to shareholders in payment of distributions declared	1,060,304	7,019,210	1,071,394	6,749,782
Shares redeemed	(7,540,535)	(50,340,723)	(7,274,545)	(47,723,435)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,439,986)	$(9,867,058)	(196,044)	$(1,150,364)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,524,682)	$(10,242,201)	(1,964,062)	$(13,270,039)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted bonds, expiring capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,058,880)	$478,637	$1,580,243

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$20,804,932	$20,429,586

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$18,864,367
Net unrealized depreciation	$(1,954,920)
Capital loss carryforwards	$(27,514,439)
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The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bonds and discount accretion/premium amortization on debt securities.

At December 31, 2011, the cost of investments for federal tax purposes was $227,508,356. The net unrealized depreciation of investments for federal tax purposes was $1,954,921. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,896,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,851,114.

At December 31, 2011, the Fund had a capital loss carryforward of $27,514,439 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2013	$50,909	NA	$50,909
2014	$948,345	NA	$948,345
2016	$4,402,143	NA	$4,402,143
2017	$13,179,638	NA	$13,179,638
2018	$8,933,404	NA	$8,933,404

The Fund used capital loss carryforwards of $3,886,950 to offset taxable capital gains realized during the year ended December 31, 2011. Additionally, capital loss carryforwards of $2,057,985 expired during the year ended December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,981 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$199,707

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2011, FSC retained $344 of fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended December 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. The purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $1,112,375.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2011, were as follows:

Purchases	$90,014,135
Sales	$89,061,224

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED insurance series AND SHAREHOLDERS OF FEDERATED high income bond fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated High Income Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agent, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High Income Bond Fund II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,009.00	$4.00
Service Shares	$1,000	$1,007.50	$5.26
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.22	$4.02
Service Shares	$1,000	$1,019.96	$5.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.79%
Service Shares	1.04%

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2011

FEDERATed HIGH INCOME BOND fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

29

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

30

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
32

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916306
CUSIP 313916843

G00844-01 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Management's Discussion of Fund Performance
Portfolio of Investments Summary Table
Portfolio of Investments
Financial Highlights
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was -13.28% for the Primary Shares and -13.49% for the Service Shares. The Fund's benchmark, the Russell Midcap Growth Index (the RMGI),1 a broad-based securities market index, had a total return of -1.65% and the Lipper Variable Underlying Mid-Cap Growth Funds Average2 had a total return of -5.38% for the same period. The Fund's and the Lipper Average's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the RMGI.

For purposes of the following, the discussion will focus on the Fund's Primary Shares.

MARKET OVERVIEW

The stock market as a whole posted very strong returns during the first half of the fiscal year but then retreated into negative return territory during the July through August period. The equity markets, as measured by the Standard and Poor's 500 Index (S&P 500),3 bottomed in September before finishing the year up 2.11% after a powerful rally during the month of October. Overall, large-cap stocks performed best, followed by mid-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large- and small-cap stock groupings; within mid-cap stocks, value stocks slightly outperformed growth stocks.

Economic growth in Europe began to slow, especially in the highly indebted countries of Greece, Italy, Portugal, Ireland and Spain, among others. Credit spreads widened substantially on speculation that these governments would not be able to support their level of indebtedness in a slowing economic environment without significant support from the European Central Bank. The political scene dominated much of the European debate on how to resolve the debt crisis. However, even after numerous meetings between bankers and politicians and the resignation of several prime ministers, credible plans for a bailout remained elusive.

Unfortunately, political uncertainty was not limited to Europe. The United States Congress and the president generated a highly-contentious standoff regarding the debt ceiling debate. This uncertainty prompted Standard and Poor's to downgrade the long-term credit rating of the U.S. government debt securities from “AAA” to “AA+” with a negative outlook. Additionally, during June 2011, the Federal Reserve's second quantitative easing program (known as QE2) ended.

The European debt crisis, global economic uncertainty from numerous weakening economic indicators and global political uncertainty during the reporting period increased volatility and negatively affected the global equity markets.

FUND PERFORMANCE

The Fund underperformed its respective peers and the RMGI over the reporting period. Key factors affecting the Fund performance included country allocation, stock selection, sector allocation and macroeconomic events.

The Fund's relative underperformance was driven by its country allocation. The Fund maintained exposure to growth companies outside of the United States, particularly in Brazil, China and India, among others.4 Both developed and emerging international markets significantly underperformed the U.S. markets and accounted for nearly one-half of the underperformance relative to the RMGI.

Stock selection contributed both positively and negatively to Fund performance. Companies that were strong performers included: Cubist Pharmaceuticals (+85%), Alkermes (+41%), Cia Hering (+9%), Google (+9%), Restoque (+42%), Salix Pharmaceuticals (+62%), Apple (+18%) and Progenics Pharmaceuticals (+56%). Holdings that negatively affected performance included: Camelot Information Systems (-85%), Hypermarcas (-56%), Warner Chilcott (-33%), Lee & Man Paper Manufacturing (-57%), Huabao International (-68%), Examworks (-49%), Housing Development Finance (-24%) and Expeditors International (-24%).

Sector weightings negatively contributed to Fund performance. The Fund had substantially less exposure to Consumer Discretionary, Consumer Staples and Energy sectors and an overweight in the Financial sector, relative to the RMGI, which hurt performance.

Macroeconomic events, previously mentioned, pushed stock correlations substantially higher, meaning many stocks moved in the same direction, up or down, simultaneously. This made stock selection more difficult because stocks reacted similarly to both positive and negative news, and investors focused on headlines rather than company fundamentals.

1	The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The index is unmanaged, and it is not possible to invest directly in an index.
2	Lipper figures represent the average of the total returns reported by all funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. The average is unmanaged, and it is not possible to invest directly in an average.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
4	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
Annual Shareholder Report

1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II (the “Fund”) from April 30, 2002 (start of performance) to December 31, 2011, for Primary Shares and from May 1, 2003 (start of performance) to December 31, 2011, for Service Shares, compared to the Russell Midcap Growth Index (RMGI)2 and the Lipper Variable Underlying Mid-Cap Growth Funds Average (LMCGA).3

Average Annual Total Returns for the Period Ended 12/31/2011

Share Class	1 Year	5 Years	Start of Performance*
Primary Shares	-13.28%	-1.37%	4.70%
Service Shares	-13.49%	-1.62%	7.06%
*	The Fund's Primary Shares start of performance date was April 30, 2002. The Fund's Service Shares start of performance date was May 1, 2003.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

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2

Growth of a $10,000 Investment – PRIMARY SHARES

Growth of a $10,000 investment – SERVICE SHARES

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	22.5%
Health Care	20.2%
Industrials	17.8%
Financials	15.7%
Consumer Discretionary	11.8%
Materials	4.2%
Consumer Staples	1.3%
Energy	1.2%
Telecommunication Services	0.9%
Utilities	0.8%
Securities Lending Collateral[2]	3.3%
Cash Equivalents[3]	4.0%
Other Assets and Liabilities — Net[4]	(3.7)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments

December 31, 2011

Principal Amount or Shares			Value
		COMMON STOCKS – 95.7%
		Consumer Discretionary – 11.8%
25,334		Abercrombie & Fitch Co., Class A	1,237,313
17,200		Bharat Forge Ltd.	80,421
30,800	[1]	Cia Hering	535,997
454,370	[1]	Genting Singapore PLC	528,969
270,000	[1]	L'Occitane International SA	542,322
23,400	[1]	Las Vegas Sands Corp.	999,882
47,699	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	458,864
33,800	[1]	Michael Kors Holdings Ltd.	921,050
46,505		National CineMedia, Inc.	576,662
25,316	[1]	Penn National Gaming, Inc.	963,780
580,659	[1]	Prada Holding SpA	2,627,940
783	[1]	Priceline.com, Inc.	366,217
9,000		Ralph Lauren Corp.	1,242,720
72,444		Restoque Comercio e Confeccoes de Roupas SA	1,060,298
1,633,439	[1]	Samsonite International SA	2,561,646
24,600	[1]	Shutterfly, Inc.	559,896
5,900	[1,2]	SodaStream International Ltd.	192,871
6,264		Starbucks Corp.	288,207
11,383	[1]	Vera Bradley, Inc.	367,102
49,057	[1]	Yoox SpA	529,524
		TOTAL	16,641,681
		Consumer Staples – 1.3%
66,129		Almacenes Exito SA	868,530
5,200	[1]	Ralcorp Holdings, Inc.	444,600
7,600	[1]	TreeHouse Foods, Inc.	496,888
10,107		United Breweries Co., Inc.	72,845
		TOTAL	1,882,863
		Energy – 1.2%
12,700	[1]	Bonanza Creek Energy, Inc.	158,750
7,450	[1]	Concho Resources, Inc.	698,438
15,853	[1]	Dresser-Rand Group, Inc.	791,223
		TOTAL	1,648,411
		Financials – 15.7%
8,260		BlackRock, Inc.	1,472,262
596,476		CETIP SA	8,618,163
347,600		Chimera Investment Corp.	872,476
187,912		Fibra Uno Administracion SA	320,487
198,500		Housing Development Finance Corp. Ltd.	2,425,136
67,100		JPMorgan Chase & Co.	2,231,075
67,780		LPS Brasil Cons De Imoveis	944,796
40,678		Multiplan Empreendimentos Imobiliarios SA	834,605
573,256		PT Bank Central Asia	505,767
80,700		Wells Fargo & Co.	2,224,092
41,200		Willis Group Holdings PLC	1,598,560
		TOTAL	22,047,419
Annual Shareholder Report
5

Principal Amount or Shares			Value
		Health Care – 19.5%
144,406	[1]	Alkermes, Inc.	2,506,888
12,600		Allergan, Inc.	1,105,524
36,450	[1]	Allscripts Healthcare Solutions, Inc.	690,363
25,300	[1]	Amarin Corporation PLC., ADR	189,497
5,775		Amil Participacoes SA	50,869
29,600	[1]	Biocon Ltd.	153,281
10,300	[1]	Biogen Idec, Inc.	1,133,515
780,300	[1]	CFR Pharmaceuticals SA	183,396
5,278	[1,3,4]	CFR Pharmaceuticals SA, ADR	123,769
34,736	[1]	Conceptus, Inc.	439,063
31,122	[1]	Corcept Therapeutics, Inc.	106,437
49,676	[1]	Corcept Therapeutics, Inc.	169,892
107,100	[1]	Cubist Pharmaceuticals, Inc.	4,243,302
94,180	[1]	Dexcom, Inc.	876,816
386,264	[1]	Dyax Corp.	525,319
11,100	[1]	Edwards Lifesciences Corp.	784,770
111,461	[1]	ExamWorks Group, Inc.	1,056,650
71,700	[1]	Express Scripts, Inc., Class A	3,204,273
46,000	[1,2]	Insulet Corp.	866,180
65,900	[1]	Nektar Therapeutics	368,711
137,000	[1]	Progenics Pharmaceuticals, Inc.	1,169,980
137,210	[1]	Protalix Biotherapeutics, Inc.	676,445
5,434	[1]	Regeneron Pharmaceuticals, Inc.	301,207
76,100	[1]	Repligen Corp.	264,067
36,600	[1]	Salix Pharmaceuticals Ltd.	1,751,310
78,200	[1,2]	Seattle Genetics, Inc.	1,307,113
6,294	[1]	Threshold Pharmaceuticals, Inc.	7,679
4,128	[1]	Varian Medical Systems, Inc.	277,113
114,952	[1]	Vical, Inc.	506,938
34,650	[1]	Vivus, Inc.	337,838
62,412	[1]	Warner Chilcott PLC	944,294
18,300	[1]	Watson Pharmaceuticals, Inc.	1,104,222
		TOTAL	27,426,721
		Industrials – 17.8%
32,100		CLARCOR, Inc.	1,604,679
16,642		Caterpillar, Inc.	1,507,765
17,343	[1]	CoStar Group, Inc.	1,157,298
18,203		Cummins, Inc.	1,602,228
33,293		Danaher Corp.	1,566,103
58,442		Expeditors International Washington, Inc.	2,393,784
27,653		FedEx Corp.	2,309,302
8,088	[1]	IHS, Inc., Class A	696,862
26,805	[1]	Kansas City Southern Industries, Inc.	1,823,008
15,500		Localiza Rent A Car SA	212,733
12,817		MSC Industrial Direct Co.	917,057
95,746		Max India Ltd.	266,838
71,300	[1]	Owens Corning, Inc.	2,047,736
13,500		Precision Castparts Corp.	2,224,665
14,388	[1]	RPX Corp.	182,008
Annual Shareholder Report
6

Principal Amount or Shares			Value
14,991	[1]	Teledyne Technologies, Inc.	822,256
10,033		Trinity Industries, Inc.	301,592
22,200		United Technologies Corp.	1,622,598
44,560	[1]	Verisk Analytics, Inc.	1,788,193
		TOTAL	25,046,705
		Information Technology – 22.5%
179,200		Amadeus IT Holding SA	2,907,238
9,800	[1]	Apple, Inc.	3,969,000
107,600	[1]	Atmel Corp.	871,560
40,200		Avago Technologies Ltd.	1,160,172
15,200	[1]	Check Point Software Technologies Ltd.	798,608
12,822	[1]	Citrix Systems, Inc.	778,552
72,288	[1]	Comverse Technology, Inc.	495,896
16,000	[1]	Cypress Semiconductor Corp.	270,240
6,108	[1]	Demand Media, Inc.	40,618
37,279	[1]	EMC Corp.	802,990
19,216	[1]	eBay, Inc.	582,821
20,198	[1,2]	First Solar, Inc.	681,884
6,750	[1]	Google, Inc.	4,359,825
26,100	[1]	LivePerson, Inc.	327,555
13,639	[1,3,4]	Mail.RU Group Ltd., Series 144A, GDR	354,614
93,450	[1]	Microsemi Corp.	1,565,287
37,774	[1]	Moneygram International, Inc.	670,489
49,000	[1]	NCR Corp.	806,540
53,146	[1]	NIC, Inc.	707,373
81,824	[1,2]	NXP Semiconductors NV	1,257,635
53,211		Qualcomm, Inc.	2,910,642
16,000	[1]	RADWARE Ltd.	468,000
21,753	[1]	RDA Microelectronics, Inc., ADR	237,760
3,500	[1]	RealPage, Inc.	88,445
36,317	[1]	Riverbed Technology, Inc.	853,450
44,700	[1]	STR Holdings, Inc.	367,881
74,750	[1]	TNS, Inc.	1,324,570
7,890	[1]	VMware, Inc., Class A	656,369
14,663	[1,2]	VistaPrint Ltd.	448,688
78,600	[1,2]	Zynga, Inc.	739,626
		TOTAL	31,504,328
		Materials – 4.2%
13,206		Allegheny Technologies, Inc.	631,247
18,200		BASF SE	1,269,398
40,000		Eastman Chemical Co.	1,562,400
144,637		Huabao International Holdings Ltd.	74,119
430,000		Lee & Man Paper Manufacturing Ltd.	138,413
1,148,187	[1]	Mongolian Mining Corp.	867,800
25,520	[2]	Sociedad Quimica Y Minera de Chile, ADR	1,374,252
		TOTAL	5,917,629
		Telecommunication Services – 0.9%
66,389	[1]	TW Telecom, Inc.	1,286,619
Annual Shareholder Report
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Principal Amount or Shares			Value
		Utilities – 0.8%
14,400		ITC Holdings Corp.	1,092,672
		TOTAL COMMON STOCKS (IDENTIFIED COST $113,838,937)	134,495,048
		WARRANTS – 0.2%
		Health Care – 0.2%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	4,041
1,900	[1]	Clinical Data, Inc., Warrants	0
17,387	[1]	Corcept Therapeutics, Inc., Warrants	34,788
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	36
71,998	[1]	Dynavax Technologies Corp., Warrants	182,306
12,443	[1]	Favrille, Inc., Warrants	0
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	15,514
		TOTAL WARRANTS (IDENTIFIED COST $17,096)	236,685
		Corporate Bonds – 0.5%
		Health Care – 0.5%
$370,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	376,527
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	380,391
		TOTAL CORPORATE BONDS (IDENTIFIED COST $700,000)	756,918
		Repurchase AgreementS – 7.3%
5,594,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	5,594,000
4,726,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473 (purchased with proceeds from securities lending collateral).	4,726,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	10,320,000
		TOTAL INVESTMENTS — 103.7% (IDENTIFIED COST $124,876,033)[5]	145,808,651
		OTHER ASSETS AND LIABILITIES - NET — (3.7)%[6]	(5,230,977)
		TOTAL NET ASSETS — 100%	$140,577,674

At December 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/4/2012	46,095 Hong Kong Dollar	$5,935	$0
Contracts Sold:
1/3/2012	41,638 Brazilian Real	$22,180	$(143)
1/3/2012	18,536 Brazilian Real	$9,907	$(31)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(174)

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8

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities-Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $478,383, which represented 0.3% of total net assets.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $478,383, which represented 0.3% of total net assets.
5	The cost of investments for federal tax purposes amounts to $125,907,101.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$92,277,996	$ —	$ —	$92,277,996
International	42,217,052[1]	—	—	42,217,052
Debt Securities:
Corporate Bonds	—	756,918	—	756,918
Warrants	—	236,685	—	236,685
Repurchase Agreements	—	10,320,000	—	10,320,000
TOTAL SECURITIES	$134,495,048	$11,313,603	$ —	$145,808,651
OTHER FINANCIAL INSTRUMENTS[2]	$(174)	$ —	$ —	$(174)
1	Includes $34,340,057 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

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9

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in International Equity Securities
Balance as of January 1, 2011	$6,550
Realized gain (loss)	6,027
Change in unrealized appreciation/depreciation	(6,550)
(Sales)	(6,027)
Balance as of December 31, 2011	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2011.	$ —

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

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10

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.96	$12.69	$9.80	$18.82	$16.46
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	0.09[1]	(0.00)[1,2]	(0.02)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.88)	2.19	2.89	(7.27)	3.34
TOTAL FROM INVESTMENT OPERATIONS	(1.97)	2.28	2.89	(7.29)	3.31
Less Distributions:
Distributions from net investment income	(0.15)	(0.01)	—	(0.05)	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(1.68)	(0.95)
TOTAL DISTRIBUTIONS	(0.15)	(0.01)	—	(1.73)	(0.95)
Net Asset Value, End of Period	$12.84	$14.96	$12.69	$9.80	$18.82
Total Return[3]	(13.28)%	17.99%	29.49%	(41.79)%	21.04%
Ratios to Average Net Assets:
Net expenses	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]
Net investment income (loss)	(0.65)%	0.67%	(0.00)%[5]	(0.14)%	(0.15)%
Expense waiver/reimbursement[6]	0.29%	0.24%	0.31%	0.39%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,025	$62,352	$65,698	$37,588	$61,696
Portfolio turnover	63%	58%	100%	71%	67%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.73	$12.51	$9.69	$18.61	$16.34
Income From Investment Operations:
Net investment income (loss)	(0.13)[1]	0.06[1]	(0.03)[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.84)	2.16	2.85	(7.19)	3.29
TOTAL FROM INVESTMENT OPERATIONS	(1.97)	2.22	2.82	(7.24)	3.22
Less Distributions:
Distributions from net investment income	(0.12)	—	—	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(1.68)	(0.95)
TOTAL DISTRIBUTIONS	(0.12)	—	—	(1.68)	(0.95)
Net Asset Value, End of Period	$12.64	$14.73	$12.51	$9.69	$18.61
Total Return[2]	(13.49)%	17.75%	29.10%	(41.91)%	20.63%
Ratios to Average Net Assets:
Net expenses	1.78%[3]	1.78%[3]	1.78%[3]	1.78%[3]	1.78%[3]
Net investment income (loss)	(0.90)%	0.47%	(0.27)%	(0.37)%	(0.40)%
Expense waiver/reimbursement[4]	0.29%	0.24%	0.31%	0.39%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,552	$120,887	$94,374	$62,180	$77,516
Portfolio turnover	63%	58%	100%	71%	67%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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12

Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value including $4,599,856 of securities loaned (identified cost $124,876,033)		$145,808,651
Cash		927
Cash denominated in foreign currencies (identified cost $98,004)		97,485
Income receivable		127,106
Receivable for investments sold		227,309
Receivable for shares sold		30,896
Other assets		743
TOTAL ASSETS		146,293,117
Liabilities:
Payable for investments purchased	$761,759
Payable for shares redeemed	119,759
Unrealized depreciation on foreign exchange contracts	174
Payable for collateral due to broker for securities lending	4,726,000
Payable for Directors'/Trustees' fees	173
Payable for distribution services fee (Note 5)	20,711
Accrued expenses	86,867
TOTAL LIABILITIES		5,715,443
Net assets for 11,066,605 shares outstanding		$140,577,674
Net Assets Consist of:
Paid-in capital		$126,881,891
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		20,930,743
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(7,113,042)
Distributions in excess of net investment income		(121,918)
TOTAL NET ASSETS		$140,577,674
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$43,025,200 ÷ 3,349,838 shares outstanding, no par value, unlimited shares authorized		$12.84
Service Shares:
$97,552,474 ÷ 7,716,767 shares outstanding, no par value, unlimited shares authorized		$12.64

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Year Ended December 31, 2011

Investment Income:
Dividends (net of foreign taxes withheld of $2,861)			$1,328,872
Interest (including income on securities loaned of $100,834)			130,724
TOTAL INCOME			1,459,596
Expenses:
Investment adviser fee (Note 5)		$2,365,945
Administrative fee (Note 5)		190,000
Custodian fees		206,316
Transfer and dividend disbursing agent fees and expenses		31,025
Directors'/Trustees' fees		2,895
Auditing fees		27,750
Legal fees		7,560
Portfolio accounting fees		70,891
Distribution services fee (Note 5)		278,047
Printing and postage		99,069
Insurance premiums		4,438
Miscellaneous		16,760
TOTAL EXPENSES		3,300,696
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(440,896)
Waiver of administrative fee (Note 5)	(33,340)
Waiver of distribution services fee (Note 5)	(900)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,898)
TOTAL WAIVERS AND REDUCTION		(477,034)
Net expenses			2,823,662
Net investment income (loss)			(1,364,066)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			14,869,904
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(35,953,370)
Net realized and unrealized loss on investments and foreign currency transactions			(21,083,466)
Change in net assets resulting from operations			$(22,447,532)

See Notes which are an integral part of the Financial Statements

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14

Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,364,066)	$965,066
Net realized gain on investments and foreign currency transactions	14,869,904	3,076,668
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(35,953,370)	25,556,379
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(22,447,532)	29,598,113
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(621,683)	(60,494)
Service Shares	(965,481)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,587,164)	(60,494)
Share Transactions:
Proceeds from sale of shares	18,408,587	41,219,061
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	—	17,390,831
Net asset value of shares issued to shareholders in payment of distributions declared	1,587,164	60,494
Cost of shares redeemed	(38,622,052)	(65,040,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,626,301)	(6,370,382)
Change in net assets	(42,660,997)	23,167,237
Net Assets:
Beginning of period	183,238,671	160,071,434
End of period (including undistributed (distributions in excess of) net investment income of $(121,918) and $600,707, respectively)	$140,577,674	$183,238,671

See Notes which are an integral part of the Financial Statements

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15

Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Mid Cap Growth Strategies Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, were as follows:

Net investment income*	$ 950,143
Net realized and unrealized gain on investments	$29,274,855
Net increase in net assets resulting from operations	$30,224,998
*	Net investment income includes $8,590 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,330,624	$17,390,831	$658,483	$181,843,185	$199,234,016
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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17

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $401 and $133, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of December 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$4,599,856	$4,726,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$174

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(47,385)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(175)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2011		2010
Primary Shares	Shares	Amount	Shares	Amount
Shares sold	290,591	$4,215,828	553,516	$7,219,247
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	—	—	1,330,624	17,390,831
Shares issued to shareholders in payment of distributions declared	42,610	621,683	4,646	60,494
Shares redeemed	(1,150,254)	(16,096,509)	(2,900,532)	(38,427,179)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(817,053)	$(11,258,998)	(1,011,746)	$(13,756,607)
Year Ended December 31	2011		2010
Service Shares	Shares	Amount	Shares	Amount
Shares sold	1,054,469	$14,192,759	2,697,293	$33,999,814
Shares issued to shareholders in payment of distributions declared	67,094	965,481	—	—
Shares redeemed	(1,609,988)	(22,525,543)	(2,034,406)	(26,613,589)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(488,425)	$(7,367,303)	662,887	$7,386,225
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,305,478)	$(18,626,301)	(348,859)	$(6,370,382)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, passive foreign investment company gains and losses, regulatory settlement proceeds and net operating losses.

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For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,478,800)	$2,228,605	$(749,805)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$1,587,164	$60,494

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$19,899,822
Capital loss carryforwards	$(6,204,039)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, adjustment to capital loss carryforwards and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At December 31, 2011, the cost of investments for federal tax purposes was $125,907,101. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $19,901,550. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,624,694 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,723,144,.

At December 31, 2011, the Fund had a capital loss carryforward of $6,204,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2016	$2,321,531	NA	$2,321,531
2017	$3,882,508	NA	$3,882,508

As a result of the tax-free transfer of assets from the Acquired Fund, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $14,344,851 to offset taxable capital gains realized during the year ended December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the Adviser voluntarily waived $440,896 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2011, the Sub-Adviser earned the entire net investment adviser fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the net fee paid to FAS was 0.094% of average daily net assets of the Fund. FAS waived $33,340 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$278,047	$(900)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2011, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2011, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended December 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $232,461 and $495,637, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2011, the Fund's expenses were reduced by $1,898 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2011, were as follows:

Purchases	$102,329,830
Sales	$135,474,553
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8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At December 31, 2011, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	66.4%
Brazil	8.7%
Ireland	3.6%
Italy	2.3%
Luxembourg	2.2%
India	2.1%
Spain	2.1%
Netherlands Antilles	1.2%
Chile	1.2%
Cayman Islands	1.1%
Israel	1.0%
Virgin Islands	0.9%
Germany	0.9%
Singapore	0.8%
Colombia	0.6%
United Kingdom	0.5%
Indonesia	0.4%
Mexico	0.2%
Bermuda	0.1%
Hong Kong	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements or the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions made by the Fund during the year ended December 31, 2011, 99.67% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated kaufmann fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Kaufmann Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$839.80	$7.10
Service Shares	$1,000	$838.80	$8.25
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.49	$7.78
Service Shares	$1,000	$1,016.23	$9.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated kaufmann fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

28

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Annual Shareholder Report

29

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
31

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916827
CUSIP 313916777

28136 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2011 through December 31, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.8%
Bank Instruments	32.7%
Variable Rate Demand Instruments	8.2%
Repurchase Agreements	8.2%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At December 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.3%[4]
8-30 Days	30.0%
31-90 Days	20.8%
91-180 Days	9.7%
181 Days or more	2.1%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 25.8 % of the Fund's portfolio.
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1

Portfolio of Investments

December 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 2.8%
		Finance - Automotive – 1.8%
$754,134		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	754,134
660,052	[1,2]	SMART Series 2011-2US Trust, Class A1, 0.365%, 7/14/2012	660,052
519,312		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	519,312
1,689,282		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	1,689,282
		TOTAL	3,622,780
		Finance - Equipment – 0.0%
36,833	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	36,833
		Finance - Retail – 1.0%
2,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.485%, 1/20/2012	2,000,000
		TOTAL ASSET-BACKED SECURITIES	5,659,613
		Bank Note – 4.4%
		Finance - Banking – 4.4%
9,000,000		Bank of America N.A., 0.460%, 2/10/2012	9,000,000
		Certificates of Deposit – 32.7%
		Finance - Banking – 32.7%
2,000,000	[3]	Bank of Montreal, 0.428%, 1/17/2012	2,000,000
2,000,000	[3]	Bank of Montreal, 0.486%, 1/31/2012	2,000,000
3,000,000	[3]	Bank of Nova Scotia, Toronto, 0.425%, 1/9/2012	3,000,000
2,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.470%, 3/7/2012	2,000,000
3,000,000		Barclays Bank PLC, 0.500%, 3/2/2012	3,000,000
750,000		Barclays Bank PLC, 0.810%, 1/25/2012	750,000
1,000,000		Caisse des Depots et Consignations (CDC), 0.670%, 1/10/2012	1,000,002
5,000,000		Credit Suisse, Zurich, 0.420%, 1/25/2012	5,000,000
8,000,000		Deutsche Bank AG, 0.450%, 1/23/2012	8,000,000
10,000,000		Mizuho Corporate Bank Ltd., 0.400% - 0.420%, 1/20/2012 - 2/2/2012	10,000,000
3,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.366%, 1/12/2012	3,000,000
5,000,000		Rabobank Nederland NV, Utrecht, 0.580%, 4/27/2012	5,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.300%, 1/17/2012	4,000,000
10,000,000		Svenska Handelsbanken, Stockholm, 0.400% - 0.580%, 2/6/2012 - 4/20/2012	10,000,025
2,000,000	[3]	Toronto Dominion Bank, 0.476%, 1/10/2012	2,000,000
1,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.385%, 1/17/2012	1,000,000
5,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	66,750,027
		Collateralized Loan Agreements – 9.8%
		Finance - Banking – 9.8%
3,000,000		Barclays Capital, Inc., 0.507%, 1/4/2012	3,000,000
2,000,000		Citigroup Global Markets, Inc., 0.497%, 1/3/2012	2,000,000
5,000,000		Credit Suisse Securities (USA) LLC, 0.375% - 0.913%, 1/9/2012 - 3/13/2012	5,000,000
1,000,000		Deutsche Bank Securities, Inc., 0.446%, 1/3/2012	1,000,000
3,000,000		JPMorgan Securities LLC, 0.760%, 3/20/2012	3,000,000
4,000,000	[3]	RBS Securities, Inc., 0.440%, 1/3/2012	4,000,000
2,000,000		Wells Fargo Securities, LLC, 0.243%, 1/3/2012	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	20,000,000
		Commercial Paper – 28.9%[4]
		Aerospace/Auto – 0.5%
1,000,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.450%, 2/2/2012	999,600
Annual Shareholder Report
2

Principal Amount			Value
		Diversified – 0.5%
$1,000,000	[1,2]	BAE Systems Holdings, Inc., (GTD by BAE Systems PLC), 0.430%, 1/3/2012	999,976
		Finance - Automotive – 2.0%
3,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/3/2012	2,999,942
1,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.450%, 1/27/2012	999,675
		TOTAL	3,999,617
		Finance - Banking – 14.2%
5,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.501%, 1/4/2012	4,999,792
8,000,000		Citigroup Funding, Inc., 0.450% - 0.601%, 1/9/2012 - 2/3/2012	7,997,850
7,000,000	[1,2]	Grampian Funding LLC, 0.310%, 1/3/2012 - 1/9/2012	6,999,776
9,000,000		ING (U.S.) Funding LLC, 0.380% - 0.400%, 1/3/2012 - 1/10/2012	8,999,494
		TOTAL	28,996,912
		Finance - Commercial – 3.9%
8,000,000	[1,2]	Atlantic Asset Securitization LLC, 1.000%, 1/3/2012	7,999,556
		Finance - Retail – 7.3%
8,000,000	[1,2]	Barton Capital LLC, 1.000%, 1/3/2012	7,999,556
4,000,000	[1,2]	Salisbury Receivables Company LLC, 0.380%, 1/19/2012	3,999,240
3,000,000	[1,2]	Sheffield Receivables Corp., 0.420%, 3/2/2012	2,997,865
		TOTAL	14,996,661
		Oil & Oil Finance – 0.5%
1,000,000	[1,2]	Devon Energy Corp., 0.410%, 1/5/2012	999,954
		TOTAL COMMERCIAL PAPER	58,992,276
		Corporate Bonds – 4.9%
		Finance - Commercial – 4.9%
2,000,000		General Electric Capital Corp., 0.511%, 4/10/2012	2,000,523
500,000	[3]	General Electric Capital Corp., 0.559%, 2/1/2012	498,073
800,000		General Electric Capital Corp., 4.250%, 6/15/2012	813,629
545,000		General Electric Capital Corp., 5.250%, 10/19/2012	563,744
617,000		General Electric Capital Corp., 5.450%, 1/15/2013	644,471
2,000,000		General Electric Capital Corp., 5.875%, 2/15/2012	2,012,960
3,322,000		General Electric Capital Corp., 6.000%, 6/15/2012	3,403,823
		TOTAL CORPORATE BONDS	9,937,223
		Notes — Variable – 8.2%[3]
		Finance - Banking – 8.2%
3,710,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.230%, 1/5/2012	3,710,000
3,450,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.220%, 1/5/2012	3,450,000
5,450,000		JPMorgan Chase Bank, N.A., 0.334%, 1/30/2012	5,450,000
255,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 1.700%, 1/5/2012	255,000
1,440,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.470%, 1/6/2012	1,440,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.220%, 1/4/2012	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.220%, 1/4/2012	775,000
960,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.260%, 1/3/2012	960,000
		TOTAL NOTES — VARIABLE	16,815,000
		Repurchase Agreements – 8.2%
12,788,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	12,788,000
Annual Shareholder Report
3

Principal Amount		Value
$4,000,000	Interest in $1,125,000,000 joint repurchase agreement 0.02%, dated 12/30/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,125,002,500 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $1,147,505,344.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	16,788,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	203,942,139
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	181,550
	TOTAL NET ASSETS — 100%	$204,123,689
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $41,691,875, which represented 20.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $41,691,875, which represented 20.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.005	0.025	0.047
Net realized gain (loss) on investments	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[1]	(0.000)[1]	0.005	0.025	0.047
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.005)	(0.025)	(0.047)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.005)	(0.025)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%[3]	0.45%	2.54%	4.78%
Ratios to Average Net Assets:
Net expenses	0.36%	0.41%	0.65%	0.67%	0.65%
Net investment income	0.00%	0.00%[3]	0.48%	2.51%	4.68%
Expense waiver/reimbursement[4]	0.32%	0.24%	0.17%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,124	$213,825	$80,265	$106,829	$95,699
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
5

Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$203,942,139
Income receivable		155,324
Receivable for shares sold		106,453
TOTAL ASSETS		204,203,916
Liabilities:
Payable for shares redeemed	$27,287
Bank overdraft	24,783
Payable for investment adviser fee (Note 5)	3,844
Payable for custodian fees	4,727
Payable for transfer and dividend disbursing agent fees and expenses	2,857
Payable for Directors'/Trustees' fees	648
Payable for portfolio accounting fees	9,482
Payable for printing and postage	5,064
Accrued expenses	1,535
TOTAL LIABILITIES		80,227
Net assets for 204,125,091 shares outstanding		$204,123,689
Net Assets Consist of:
Paid-in capital		$204,124,639
Accumulated net realized loss on investments		(950)
TOTAL NET ASSETS		$204,123,689
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$204,123,689 ÷ 204,125,091 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2011

Investment Income:
Interest			$727,887
Expenses:
Investment adviser fee (Note 5)		$1,016,270
Administrative fee (Note 5)		158,724
Custodian fees		20,986
Transfer and dividend disbursing agent fees and expenses		16,442
Directors'/Trustees' fees		4,505
Auditing fees		20,000
Legal fees		6,881
Portfolio accounting fees		54,716
Printing and postage		72,305
Insurance premiums		4,748
Miscellaneous		1,911
TOTAL EXPENSES		1,377,488
Waivers (Note 5):
Waiver of investment adviser fee	$(645,553)
Waiver of administrative fee	(4,048)
TOTAL WAIVERS		(649,601)
Net expenses			727,887
Net investment income			—
Net realized loss on investments			(332)
Change in net assets resulting from operations			$(332)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$20
Net realized loss on investments	(332)	(619)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(332)	(599)
Distributions to Shareholders:
Distributions from net investment income	—	(2,321)
Distributions from net realized gain on investments	—	(6)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(2,327)
Share Transactions:
Proceeds from sale of shares	107,055,148	266,637,033
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - Money Market Portfolio	9,834,179	—
Net asset value of shares issued to shareholders in payment of distributions declared	—	2,327
Cost of shares redeemed	(126,590,081)	(133,076,213)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,700,754)	133,563,147
Change in net assets	(9,701,086)	133,560,221
Net Assets:
Beginning of period	213,824,775	80,264,554
End of period	$204,123,689	$213,824,775

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Market Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund - Money Market Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income*	$ —
Net realized and unrealized loss on investments	$(332)
Net decrease in net assets resulting from operations	$(332)
*	Net investment income includes $4,982 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2011. For every one share of EquiTrust Variable Insurance Series Fund - Money Market Portfolio Initial Class Shares exchanged, a shareholder received one share of the Fund. On July 15, 2011, the Fund received net assets from EquiTrust Variable Insurance Series Fund - Money Market Portfolio as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund - Money Market Portfolio Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,834,179	$9,834,179	$190,095,066	$199,929,245

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains or Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders, if any, are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	107,055,148	266,637,033
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - Money Market Portfolio	9,834,179	—
Shares issued to shareholders in payment of distributions declared	—	2,327
Shares redeemed	(126,590,081)	(133,076,213)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,700,754)	133,563,147

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$ —	$2,327
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforwards	($950)

At December 31, 2011, the Fund had a capital loss carryforward of $950 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$332	NA	$332
2018	618	NA	618

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the Adviser voluntarily waived $645,553 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,048 of its fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED PRIME MONEY FUND II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Money Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agent, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Money Fund II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.39	$1.84
1	Expenses are equal to the Fund's annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.38 and $3.41, respectively.
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

17

Evaluation and Approval of Advisory Contract – May 2011

federated prime money fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

18

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Annual Shareholder Report

19

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
20

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
21

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916504

G00842-01 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Share Class
Primary
Service

Federated Quality Bond Fund II

Not FDIC Insured May Lose Value No Bank Guarantee

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2011 through December 31, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 2.27% for the Primary Shares and 1.99% for the Service Shares. The total return of the Barclays Capital U.S. Intermediate Credit Bond Index (BCICI),1 a broad-based securities market index, was 5.37%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCICI.

During the reporting period, the most significant factors affecting the Fund's performance relative to the BCICI were: (a) the credit ratings of portfolio securities (which indicates the risk that securities will default); (b) the selection of individual securities; (c) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (d) overall interest rate sensitivity of the portfolio, as measured by the effective duration of the portfolio; and (e) the use of derivatives to execute the duration and yield curve strategies employed throughout the year.

For purposes of the following, the discussion will focus on the Fund's Primary Shares. The total return of the Fund's Shares consisted of 5.21% current income and -2.94% depreciation in the value of the Fund's Shares.

Market Overview

2011 proved to be a difficult year for risk assets, including investment-grade corporate bonds. The fundamental reason behind the poor performance of investment-grade corporates was the financial crisis in Europe. Investors became concerned about the deteriorating credit quality of U.S. financial institutions with significant exposure to euro-related corporations and governments. Investors also worried over the summer that the U.S. economy could be slipping back into recession. The Federal Reserve's new monetary program announced in September, dubbed “Operation Twist,” also helped push long-term interest rates lower.

Treasury interest rates finished the year down 10-145 basis points, more in the 10- to 30-year part of the yield curve. The five-year Treasury yield stood at 0.83% at year-end 2011, compared to 2.01% at the prior year-end. The BCICI underperformed similar duration Treasuries for the year by 1.97%, after outperforming them by 2.12% in 2010.

Credit Quality and Sector

At the end of the reporting period, corporate bonds totaled 96% of the portfolio. The Fund's overweight to lower quality corporate credits such as “BBB” rated credits relative to the BCICI, and consequently an underweight to “AAA” rated and ”AA” rated corporates, detracted from Fund performance. Furthermore, investment-grade corporate bonds performed worse than many other sectors of the investment-grade bond market. This factor had the greatest negative impact on performance for the year.

Security Selection

Overall security selection had a modest positive effect on performance during the reporting period relative to the BCICI. The Banking and Insurance sectors added significantly to performance. On the other hand, our exposure to basic industry (Metals & Mining, Paper and Chemicals) and Capital Goods detracted from performance, but not enough to offset the positives from banking and insurance.

Some of the Banking sector names that added significantly to performance included: Barclays, JPMorgan, PNC, Wilmington Trust, Citigroup, M&T Bank, Wells Fargo, SunTrust and Capital One. Insurance sector names that performed well included: Ace Insurance, MassMutual, MetLife and Northwestern Mutual Life. Names that did particularly poorly were: Bank of America, Morgan Stanley, Jefferies Group, Entergy, Zurich Financial Group and AIG.

Annual Shareholder Report

Interest Rate, Yield Curve and Derivative Exposure

Active management of the portfolio's overall interest rate sensitivity (portfolio effective duration)2 was a very slight detractor from performance. Over the reporting period, relative to the BCICI, the Fund had, on average, a lesser interest rate sensitivity than the benchmark, during a period of falling interest rates.3

Active management of the portfolio's yield curve exposures appreciably benefited Fund performance over the 12-month reporting period. Relative to the BCICI, the Fund held mostly short maturity and very long maturity securities and avoided holding relatively intermediate maturities. As a result, the Fund was well positioned in the parts of the yield curve where bond prices increased by a relatively larger amount compared to the benchmark, which added to performance.

The use of Treasury note and bond futures contracts played a negative role over the 12-month reporting period in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management.

1	The Barclays Capital U.S. Intermediate Credit Bond Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II (the “Fund”) from December 31, 2001 to December 31, 2011, for Primary Shares and from April 30, 2002 (start of performance) to December 31, 2011, for Service Shares, compared to the Barclays Capital U.S. Intermediate Credit Bond Index (BCICI)2 and the Lipper Intermediate Investment Grade Debt Variable Underlying Funds Classification Average (LIIGDVU).2

Average Annual Total Returns for the Period Ended 12/31/2011

Share Class	1 Year	5 Years	10 Years	Start of Performance*
Primary Shares	2.27%	5.48%	5.03%	N/A
Service Shares	1.99%	5.22%	N/A	4.82%
*	The Fund's Service Shares start of performance date was April 30, 2002.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment – PRIMARY SHARES

Annual Shareholder Report

Growth of a $10,000 Investment – SERVICE SHARES

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCICI and LIIGDVU are not adjusted to reflect sales charges, expense or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCICI consists of dollar-denominated, investment-grade, publicly issued securities with a maturity between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The LIIGDVU represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling in the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.7%
Mortgage-Backed Securities[2]	0.7%
U.S. Treasury and Agency Securities[3]	0.6%
Foreign Government Debt Securities	0.5%
Collateralized Mortgage Obligations	0.5%
Derivative Contracts[4]	(0.4)%
Cash Equivalents[5]	0.9%
Other Assets and Liabilities — Net[6]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

December 31, 2011

Principal Amount			Value
		Corporate Bonds – 95.7%
		Basic Industry - Chemicals – 2.1%
$500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	574,963
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	392,564
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	341,706
420,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	424,298
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	650,935
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	421,973
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	878,589
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,459,358
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	979,454
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	450,527
		TOTAL	6,574,367
		Basic Industry - Metals & Mining – 3.4%
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,003,315
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	958,885
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	100,825
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	292,320
2,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,091,346
80,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	72,041
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	944,426
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	832,123
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,017,450
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	618,911
730,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	728,482
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	524,799
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,643,168
		TOTAL	10,828,091
		Basic Industry - Paper – 1.4%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	774,610
1,000,000		International Paper Co., Sr. Unsecd. Note, 7.95%, 6/15/2018	1,216,494
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	464,155
350,000		Westvaco Corp., 7.65%, 3/15/2027	391,375
1,300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,446,385
		TOTAL	4,293,019
		Capital Goods - Aerospace & Defense – 0.6%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	543,750
690,000		Goodrich Corp., 4.875%, 3/1/2020	788,973
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	308,008
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	325,822
		TOTAL	1,966,553
		Capital Goods - Building Materials – 1.2%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	626,488
2,620,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	3,036,439
		TOTAL	3,662,927
		Capital Goods - Construction Machinery – 0.3%
1,010,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	1,022,802
		Capital Goods - Diversified Manufacturing – 1.5%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	370,697
Annual Shareholder Report

Principal Amount			Value
$1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,207,442
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	608,853
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,258,012
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,403,850
		TOTAL	4,848,854
		Capital Goods - Environmental – 0.3%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	880,668
		Capital Goods - Packaging – 0.2%
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	696,783
		Communications - Media & Cable – 0.7%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,168,465
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	105,412
775,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	884,049
		TOTAL	2,157,926
		Communications - Media Noncable – 1.1%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,386,428
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	332,775
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	556,577
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,168,645
		TOTAL	3,444,425
		Communications - Telecom Wireless – 1.9%
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	509,166
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,700,979
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	749,700
		TOTAL	5,959,845
		Communications - Telecom Wirelines – 1.9%
2,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	2,011,578
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,219,921
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	229,848
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	246,703
905,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,084,801
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,235,227
		TOTAL	6,028,078
		Consumer Cyclical - Automotive – 1.7%
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	300,981
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	575,268
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	435,045
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,055,608
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	566,946
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,935,303
420,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	401,525
		TOTAL	5,270,676
		Consumer Cyclical - Entertainment – 1.9%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,117,207
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,118,067
450,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	537,580
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	599,165
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,044,166
475,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	477,942
Annual Shareholder Report

Principal Amount			Value
$205,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	213,273
		TOTAL	6,107,400
		Consumer Cyclical - Lodging – 0.6%
950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	990,475
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,004,195
		TOTAL	1,994,670
		Consumer Cyclical - Retailers – 1.1%
1,472,859	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,511,519
480,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	625,585
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	535,300
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	394,258
350,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	451,202
		TOTAL	3,517,864
		Consumer Cyclical - Services – 0.5%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	321,250
330,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	331,573
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	353,423
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	463,523
		TOTAL	1,469,769
		Consumer Non-Cyclical - Food/Beverage – 1.2%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,122,962
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	997,294
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,345,673
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	464,070
		TOTAL	3,929,999
		Consumer Non-Cyclical - Health Care – 0.4%
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	922,961
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	395,963
		TOTAL	1,318,924
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	944,437
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	303,067
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	962,031
		TOTAL	2,209,535
		Consumer Non-Cyclical - Products – 0.8%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	347,395
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	556,925
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	889,510
610,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	634,179
		TOTAL	2,428,009
		Consumer Non-Cyclical - Supermarkets – 0.7%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	778,948
1,200,000		Safeway Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	1,463,461
		TOTAL	2,242,409
		Consumer Non-Cyclical - Tobacco – 0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	378,982
		Energy - Independent – 1.7%
400,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	474,800
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,135,465
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,237
Annual Shareholder Report

Principal Amount			Value
$800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	868,885
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,707,235
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	187,437
420,509	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	432,599
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	622,371
		TOTAL	5,450,029
		Energy - Integrated – 1.5%
1,420,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,619,132
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	585,782
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,521,860
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	995,842
		TOTAL	4,722,616
		Energy - Oil Field Services – 1.3%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	287,238
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,385,976
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	477,595
365,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	369,010
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,646,873
		TOTAL	4,166,692
		Energy - Refining – 0.2%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	333,285
240,000		Valero Energy Corp., 9.375%, 3/15/2019	307,920
		TOTAL	641,205
		Financial Institution - Banking – 23.5%
850,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	854,481
2,500,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,533,117
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,214,066
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,631,739
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	967,624
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	1,997,233
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	5,605,600
55,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	50,500
6,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	6,226,802
55,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	52,217
3,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,531,924
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,451,475
725,000		Capital One Capital V, 10.25%, 8/15/2039	756,719
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,395,564
4,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,637,547
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	518,272
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,572,000
480,000		City National Corp., Note, 5.25%, 9/15/2020	477,897
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,090,874
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,225,615
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	624,968
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,055,768
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,034,392
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	919,988
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	2,855,114
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	283,717
Annual Shareholder Report

Principal Amount			Value
$3,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.00%, 11/1/2039	3,528,211
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,295,698
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,012,033
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,602,197
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	457,246
4,970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,627,800
825,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	790,334
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	1,987,677
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	856,169
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,132,685
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	443,085
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	1,083,750
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,281,511
550,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	560,748
565,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	559,706
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,500,426
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,256,714
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,267,034
		TOTAL	74,808,237
		Financial Institution - Brokerage – 5.7%
2,230,000		BlackRock, Inc., 6.25%, 9/15/2017	2,601,766
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	538,249
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	902,963
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	913,259
3,000,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,565,591
850,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	877,165
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	380,034
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	760,217
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	850,111
1,835,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,665,263
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,053,000
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	757,762
690,000		Nuveen Investments, 5.50%, 9/15/2015	583,050
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,392,685
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	92,226
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,292,799
		TOTAL	18,226,140
		Financial Institution - Finance Noncaptive – 4.9%
1,950,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,225,950
75,000		General Electric Capital Corp., 5.625%, 5/1/2018	84,003
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,572,714
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,136,096
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,196,650
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,641,000
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,344,605
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.60%, 12/21/2065	654,478
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,020,000
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	906,026
		TOTAL	15,781,522
Annual Shareholder Report

Principal Amount			Value
		Financial Institution - Insurance - Health – 0.2%
$505,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	600,083
		Financial Institution - Insurance - Life – 6.1%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,034,001
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	651,177
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,203,701
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	223,734
1,900,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,920,245
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	395,372
2,500,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	3,664,739
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,488,418
500,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	640,079
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,553,408
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	422,078
850,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	926,676
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	529,510
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,663,895
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	752,062
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	289,346
		TOTAL	19,358,441
		Financial Institution - Insurance - P&C – 2.5%
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,588,795
330,000		CNA Financial Corp., 6.50%, 8/15/2016	357,374
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	674,471
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	699,470
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,275,043
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	2,295,713
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	176,563
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	960,750
		TOTAL	8,028,179
		Financial Institution - REITs – 4.5%
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,355,636
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	928,736
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	210,501
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,805,154
1,075,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	1,145,463
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	995,959
1,300,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	1,321,248
850,000		Liberty Property LP, 6.625%, 10/1/2017	968,765
450,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	500,281
1,260,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,381,010
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	629,414
250,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	251,161
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,711,060
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	477,775
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	779,589
		TOTAL	14,461,752
		Municipal Services – 0.9%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	875,928
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,845,430
		TOTAL	2,721,358
Annual Shareholder Report

Principal Amount			Value
		Sovereign – 0.6%
$1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,133,847
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	734,460
		TOTAL	1,868,307
		Technology – 3.0%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	810,624
770,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	837,207
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	780,397
1,315,000		Harris Corp., 5.95%, 12/1/2017	1,538,597
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,046,061
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	196,923
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,423,590
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	529,338
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	310,368
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	676,762
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	329,877
		TOTAL	9,479,744
		Transportation - Airlines – 0.8%
227,174		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	237,539
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,033
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,437,856
		TOTAL	2,679,428
		Transportation - Railroads – 0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	557,826
143,128		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	173,011
		TOTAL	730,837
		Transportation - Services – 0.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,951,792
161,968		FedEx Corp., Pass Thru Cert., Series 97-A, 7.50%, 1/15/2018	163,993
370,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	380,227
405,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	416,059
		TOTAL	2,912,071
		Utility - Electric – 8.2%
1,400,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	1,688,385
1,454,550		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,578,186
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	992,713
235,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	277,861
910,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	1,069,020
1,700,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	1,703,229
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,257,086
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	575,196
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	608,884
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	889,069
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	246,706
1,374,705	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,512,324
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	440,886
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,189,173
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	759,483
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,178,840
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	443,165
1,500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	1,763,098
Annual Shareholder Report

Principal Amount			Value
$500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	628,699
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	253,619
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	830,370
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,865,248
124,542		Waterford 3 Funding Corp., 8.09%, 1/2/2017	124,622
1,000,000		Westar Energy, Inc., 1st Mtg. Bond, 5.15%, 1/1/2017	1,112,716
		TOTAL	25,988,578
		Utility - Natural Gas Distributor – 0.4%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	308,521
810,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	830,356
		TOTAL	1,138,877
		Utility - Natural Gas Pipelines – 2.3%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	15,726
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,093,897
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,744,388
1,850,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,888,977
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,230,389
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	390,561
		TOTAL	7,363,938
		TOTAL CORPORATE BONDS (IDENTIFIED COST $291,931,062)	304,360,609
		FOREIGN Governments/Agencies – 0.5%
		Sovereign – 0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	241,875
900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	987,750
500,000		Sweden, Government of, 10.25%, 11/1/2015	502,588
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,316)	1,732,213
		Mortgage-Backed Securities – 0.7%
		Federal Home Loan Mortgage Corporation – 0.0%
2,997		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,573
2,582		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	2,738
		TOTAL	6,311
		Federal National Mortgage Association – 0.0%
410		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	479
		Government National Mortgage Association – 0.7%
6,751		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,744
9,877		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	11,202
11,766		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	13,485
18,238		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	20,688
24,408		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	27,692
2,245		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	2,622
18,292		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	21,004
6,086		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	6,932
12,009		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	13,765
36,053		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	41,122
33,641		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	38,397
70,134		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	80,074
2,066		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,415
6,428		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,594
622,379		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	704,918
Annual Shareholder Report

Principal Amount			Value
$418,439		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	469,211
781,163		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	876,312
		TOTAL	2,345,177
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,149,577)	2,351,967
		Collateralized Mortgage Obligations – 0.5%
		Commercial Mortgage – 0.5%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,481,377
		U.S. Treasury – 0.6%
		U.S. Treasury Bill – 0.4%[3]
1,200,000	[4]	United States Treasury Bill, 0.02%, 4/26/2012	1,199,943
		U.S. Treasury Note – 0.2%
600,000	[4]	United States Treasury Note, 1.50%, 8/31/2018	608,836
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,802,170)	1,808,779
		Repurchase Agreement – 0.9%
2,768,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473. (AT COST)	2,768,000
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $301,761,445)[5]	314,502,945
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	3,640,303
		TOTAL NET ASSETS — 100%	$318,143,248

At December 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Bond 30-Year Short Futures	500	$72,406,250	March 2012	$(1,237,608)
[7] U.S. Treasury Note 2-Year Short Futures	100	$22,054,688	March 2012	$(26,162)
[7] U.S. Treasury Note 5-Year Long Futures	60	$7,395,469	March 2012	$39,245
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,224,525)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $54,679,042, which represented 17.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $53,272,489, which represented 16.7% of total net assets.
3	Discount rate at time of purchase.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$304,360,609	$ —	$304,360,609
Foreign Governments/Agencies	—	1,732,213	—	1,732,213
Mortgage-Backed Securities	—	2,351,967	—	2,351,967
Collateralized Mortgage Obligations	—	1,481,377	—	1,481,377
U.S. Treasury	—	1,808,779	—	1,808,779
Repurchase Agreement	—	2,768,000	—	2,768,000
TOTAL SECURITIES	$ —	$314,502,945	$ —	$314,502,945
OTHER FINANCIAL INSTRUMENTS*	$(1,224,525)	$ —	$ —	$(1,224,525)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.55	$11.20	$10.00	$11.34	$11.29
Income From Investment Operations:
Net investment income[1]	0.50	0.52	0.53	0.54	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)	0.40	1.37	(1.32)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.92	1.90	(0.78)	0.59
Less Distributions:
Distributions from net investment income	(0.60)	(0.57)	(0.70)	(0.56)	(0.54)
Net Asset Value, End of Period	$11.21	$11.55	$11.20	$10.00	$11.34
Total Return[2]	2.27%	8.50%	20.43%	(7.29)%	5.38%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.44%	4.61%	5.12%	4.99%	4.68%
Expense waiver/reimbursement[3]	0.06%	0.05%	0.08%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$265,952	$214,644	$230,850	$224,203	$365,332
Portfolio turnover	35%	26%	32%	35%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.50	$11.15	$9.95	$11.29	$11.24
Income From Investment Operations:
Net investment income[1]	0.48	0.49	0.50	0.51	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)	0.40	1.37	(1.32)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.89	1.87	(0.81)	0.56
Less Distributions:
Distributions from net investment income	(0.57)	(0.54)	(0.67)	(0.53)	(0.51)
Net Asset Value, End of Period	$11.16	$11.50	$11.15	$9.95	$11.29
Total Return[2]	1.99%	8.28%	20.15%	(7.55)%	5.14%
Ratios to Average Net Assets:
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.21%	4.36%	4.86%	4.78%	4.43%
Expense waiver/reimbursement[3]	0.06%	0.05%	0.08%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,191	$63,962	$69,338	$63,177	$77,282
Portfolio turnover	35%	26%	32%	35%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value (identified cost $301,761,445)		$314,502,945
Cash		194
Income receivable		3,983,509
Receivable for shares sold		166,773
TOTAL ASSETS		318,653,421
Liabilities:
Payable for shares redeemed	$283,203
Payable for daily variation margin	153,750
Payable for Directors'/Trustees' fees	552
Payable for auditing fees	21,000
Payable for portfolio accounting fees	19,605
Payable for distribution services fee (Note 5)	11,212
Accrued expenses	20,851
TOTAL LIABILITIES		510,173
Net assets for 28,405,654 shares outstanding		$318,143,248
Net Assets Consist of:
Paid-in capital		$308,079,345
Net unrealized appreciation of investments and futures contracts		11,516,975
Accumulated net realized loss on investments and futures contracts		(14,433,321)
Undistributed net investment income		12,980,249
TOTAL NET ASSETS		$318,143,248
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$265,952,256 ÷ 23,728,364 shares outstanding, no par value, unlimited shares authorized		$11.21
Service Shares:
$52,190,992 ÷ 4,677,290 shares outstanding, no par value, unlimited shares authorized		$11.16

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended December 31, 2011

Investment Income:
Interest			$15,209,804
Expenses:
Investment adviser fee (Note 5)		$1,772,805
Administrative fee (Note 5)		230,733
Custodian fees		17,666
Transfer and dividend disbursing agent fees and expenses		32,122
Directors'/Trustees' fees		4,627
Auditing fees		21,048
Legal fees		6,845
Portfolio accounting fees		116,413
Distribution services fee (Note 5)		146,644
Printing and postage		55,115
Insurance premiums		4,616
Miscellaneous		6,768
TOTAL EXPENSES		2,415,402
Waivers (Note 5):
Waiver of investment adviser fee	$(180,125)
Waiver of administrative fee	(5,882)
TOTAL WAIVERS		(186,007)
Net expenses			2,229,395
Net investment income			12,980,409
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			9,588,357
Net realized loss on futures contracts			(9,832,315)
Net change in unrealized appreciation of investments			(5,647,864)
Net change in unrealized appreciation of futures contracts			(2,318,320)
Net realized and unrealized loss on investments and futures contracts			(8,210,142)
Change in net assets resulting from operations			$4,770,267

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,980,409	$13,513,362
Net realized gain (loss) on investments and futures contracts	(243,958)	1,733,756
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,966,184)	9,118,283
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,770,267	24,365,401
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(10,493,641)	(11,479,886)
Service Shares	(3,019,020)	(3,359,543)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,512,661)	(14,839,429)
Share Transactions:
Proceeds from sale of shares	16,992,413	26,079,433
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio	60,088,922	—
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio	41,471,137	—
Net asset value of shares issued to shareholders in payment of distributions declared	13,512,661	14,839,429
Cost of shares redeemed	(83,786,245)	(72,026,192)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	48,278,888	(31,107,330)
Change in net assets	39,536,494	(21,581,358)
Net Assets:
Beginning of period	278,606,754	300,188,112
End of period (including undistributed net investment income of $12,980,249 and $13,512,501, respectively)	$318,143,248	$278,606,754

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio and EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 15, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Funds' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisitions had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income*	$15,285,503
Net realized and unrealized loss on investments	$(6,091,896)
Net increase in net assets resulting from operations	$9,193,607
*	Net investment income includes $76,663 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations as of December 31, 2011.

For every one share of EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio Initial Class and Service Class shares exchanged, a shareholder received 0.935 shares of Federated Quality Bond Fund II Primary Shares.

For every one share of EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio Initial Class and Service Class shares exchanged, a shareholder received 0.828 shares of Federated Quality Bond Fund II Primary Shares.

The Fund received assets from EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio, as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
5,282,536	$60,088,922	$3,617,122	$252,447,610	$354,007,669
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio which was also reorganized into the Fund on July 15, 2011.

Annual Shareholder Report

The Fund received assets from EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
3,646,384	$41,471,137	$2,937,265	$252,447,610	$354,007,669
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio which was also reorganized into the Fund on July 15, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $1,134,916 and $85,064,063, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,117,207
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,739	$289,346

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$1,224,525*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(9,832,315)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,318,320)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2011		2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,279,001	$14,426,705	1,894,790	$21,439,655
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio	5,282,536	60,088,922	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio	3,646,384	41,471,137	—	—
Shares issued to shareholders in payment of distributions declared	941,134	10,493,641	1,051,272	11,479,886
Shares redeemed	(6,007,573)	(68,196,503)	(4,979,753)	(56,467,940)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	5,141,482	$58,283,902	(2,033,691)	$(23,548,399)
Annual Shareholder Report

Year Ended December 31	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	224,908	$2,565,708	410,908	$4,639,778
Shares issued to shareholders in payment of distributions declared	271,495	3,019,020	308,498	3,359,543
Shares redeemed	(1,382,768)	(15,589,742)	(1,375,339)	(15,558,252)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(886,365)	$(10,005,014)	(655,933)	$(7,558,931)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,255,117	$48,278,888	(2,689,624)	$(31,107,330)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for capital loss carryforwards acquired in mergers.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Gain (Loss)
$2,958,173	$(2,958,173)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$13,512,661	$14,839,429

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,980,249
Net unrealized appreciation	$12,741,500
Capital loss carryforwards	$(15,657,846)

At December 31, 2011, the cost of investments for federal tax purposes was $301,761,445. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,741,500. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,449,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,707,587.

At December 31, 2011, the Fund had a capital loss carryforward of $15,657,846 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$2,586,921	$986,193	$3,573,114
2014	$1,395,784	NA	$1,395,784
2015	$1,328	NA	$1,328
2016	$6,487,655	NA	$6,487,655
2017	$4,199,965	NA	$4,199,965

As a result of the tax-free transfer of assets from the EquiTrust Variable Insurance Series Funds mergers, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the Adviser voluntarily waived $180,125 of its fee.

Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,882 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$146,644

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2011, FSC retained $197 of fees paid by the Fund. For the year ended December 31, 2011, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur the fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.75% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2012, with respect to Primary Shares and May 1, 2012, with respect to Service Shares; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2011, were as follows:

Purchases	$98,065,438
Sales	$110,238,105

Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF Federated quality bond fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Quality Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agent, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Quality Bond Fund II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$995.60	$3.52
Service Shares	$1,000	$993.80	$4.77
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.68	$3.57
Service Shares	$1,000	$1,020.42	$4.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.70%
Service Shares	0.95%
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed quality bond fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916884
CUSIP 313916785

G00433-14 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2011 through December 31, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return for the 12-month reporting period ended December 31, 2011, was 5.78%. The Fund's custom benchmark (“Blended Index”), which consists of a 67%/33% blend of the Barclays Capital Mortgage-Backed Securities Index and Barclays Capital Government Index,1 respectively, returned 7.16%.

The most significant impacts on performance resulted from: (a) duration; (b) sector allocation; and (c) yield curve.

MARKET OVERVIEW

Political upheaval, government debt and European financial system concerns dominated headlines during the year. Waves of unrest swept the Middle East in the “Arab Spring,” leading to the fall of numerous political leaders and their governments. European leaders came under pressure as well due to unsustainable levels of debt and the strains on government finances and the European financial system.

As the risk of selected European defaults rose along with debt levels, implications for European banks, large holders of sovereign debt, became worrisome. The need to maintain proper bank capitalization along with a stable financial system became the focus for numerous government leader summits and meetings in an attempt to forge a restructuring plan. As a resolution remained elusive, yields rose as investors demanded greater compensation for potential default risk, raising costs for select eurozone governments. For investors, the demand for risk declined, instead favoring government bonds, most notably U.S. Treasuries. Consequently, Treasury demand remained robust despite Standard & Poor's downgrade of U.S. government debt in August.

Central banks were quite active, led by the European Central Bank (ECB) and the Federal Reserve (the “Fed”) which acted to increase liquidity and support growth. The ECB purchased sovereign debt in an attempt to reduce finance costs; however, market pressure on severely indebted nations was significant, most notably for Greece, Spain, Italy and Portugal. Additionally, the ECB initiated a three-year financing program for European financial institutions, offering low-cost loans intended to increase liquidity.

The Fed commenced “Operation Twist” which entails the sale of shorter maturity Treasuries in favor of buying longer maturity issues. Combined with the purchase of agency mortgage-backed securities (MBS) with paydowns from the Fed's MBS portfolio, these programs were devised to support housing and reduce interest rates. In this environment, investors preferred the safety of government debt over fixed-income securities offering greater yield despite signs of improving U.S. economic growth in the latter portion of the reporting period. The two-year and ten-year Treasury yields decreased 35 and 141 basis points to 0.24% and 1.88%, respectively.2

Risk averse investors preferred U.S Treasuries which outperformed similar duration residential and commercial MBS.

DURATION3

Duration was below the Blended Index for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, as highlighted above, the Fund's capital gains lagged, thus negatively contributing to Fund performance.

Sector Allocation

U.S. Treasury securities posted the strongest returns in the fixed-income universe as falling market interest rates resulted in strong capital gains and total returns. Spread sectors, including agency and non-agency residential and commercial mortgage securities, lagged similar duration Treasuries as investors shunned risk in favor of U.S. Treasury debt. Due to this environment, allocations to commercial and non-agency residential MBS were not beneficial. Sector allocation, therefore, acted as a drag on performance.

Annual Shareholder Report

1

YIELD CURVE

Yield curve strategy incorporated expectations of a flatter yield curve. Specifically, the portfolio was opportunistically designed to benefit under a scenario where the yield differential between two-year and ten-year Treasury yields compressed. In fact, the yield differential did decrease, as the two- to ten-year Treasury yield spread contracted from 270 to 164 basis points. As a result, yield curve strategy made a positive contribution to Fund performance.

1	Barclays Capital Mortgage-Backed Securities Index is composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The Barclays Capital Government Index includes the Treasury and Agency indexes. The Treasury component includes public obligations of the U.S. Treasury that have remaining maturities of more than one year. The Agency component includes both callable and non-callable agency securities that are publicly issued by U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. The indexes are unmanaged, and it is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities II (the “Fund”) from December 31, 2001 to December 31, 2011, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS),2 and the Barclays Capital Government Index (BCGI),2 both broad-based market indexes, and a blended index comprised of 67% Barclays Capital Mortgage-Backed Securities Index and 33% Barclays Capital Government Index (Blended Index).2

Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	5.78%
5 Year	5.34%
10 Years	4.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

GROWTH OF A $10,000 INVESTMENT

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS, BCGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BCMBS, BCGI and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	71.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Securities	9.8%
U.S. Government Agency Securities	6.6%
Repurchase Agreements — Collateral[2]	3.5%
Repurchase Agreements — Cash	2.6%
Other Assets and Liabilities — Net[3]	(8.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments

December 31, 2011

Principal Amount			Value
		U.S. Treasury obligations – 9.8%
$2,000,000		United States Treasury Bonds, 3.750%, 8/15/2041	2,347,500
1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,620,996
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	590,324
5,000,000		United States Treasury Notes, 1.500%, 8/31/2018	5,073,633
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,024,492
4,000,000		United States Treasury Notes, 2.625%, 6/30/2014	4,228,907
9,500,000		United States Treasury Notes, 3.125%, 5/15/2021	10,603,153
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $25,757,948)	27,489,005
		GOVERNMENT AGENCIES – 6.6%
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,316,461
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,622,419
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,679,788
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	106,778
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,300,942
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,434,234
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,454,567)	18,460,622
		Mortgage-Backed Securities – 58.0%
		Federal Home Loan Mortgage Corporation – 28.1%
10,439,009	[1]	Federal Home Loan Mortgage Corp., 3.500%, 10/1/2025 - 1/1/2042	10,830,373
26,513,916		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	28,112,194
13,517,144		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	14,543,928
16,735,310		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	18,156,683
4,826,389		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	5,298,244
646,019		Federal Home Loan Mortgage Corp., 6.500%, 12/1/2021 - 5/1/2031	722,562
1,173,442		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,341,498
108,209		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	126,485
15,633		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	18,843
8,318		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,925
		TOTAL	79,160,735
		Federal National Mortgage Association – 15.8%
7,966,494	[1]	Federal National Mortgage Association, 3.500%, 1/1/2021 - 1/1/2042	8,308,020
6,000,000		Federal National Mortgage Association, 4.000%, 1/1/2042	6,302,687
6,323,020		Federal National Mortgage Association, 4.500%, 12/1/2019 - 10/1/2041	6,729,975
5,585,492		Federal National Mortgage Association, 5.000%, 7/1/2034 - 7/1/2040	6,031,764
5,278,545		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	5,749,554
9,079,545		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	9,956,427
542,434		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	607,442
534,959		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	610,692
28,803		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2030	33,740
29,084		Federal National Mortgage Association, 8.000%, 7/1/2030	34,737
		TOTAL	44,365,038
		Government National Mortgage Association – 14.1%
24,080,951	[1]	Government National Mortgage Association, 4.500%, 6/20/2039 - 1/15/2042	26,261,537
1,899,150		Government National Mortgage Association, 5.000%, 7/15/2034	2,108,246
1,594,235		Government National Mortgage Association, 5.500%, 5/20/2035	1,780,948
7,373,176		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	8,321,278
1,081,457		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,236,158
Annual Shareholder Report
5

Principal Amount			Value
$41,766		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	48,766
3,237		Government National Mortgage Association, 8.000%, 4/15/2030	3,831
16,190		Government National Mortgage Association, 9.500%, 11/15/2016	18,193
		TOTAL	39,778,957
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $153,835,458)	163,304,730
		Collateralized Mortgage Obligations – 19.7%
1,813,565		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,816,699
2,061,477		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,829,338
864,817		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	701,465
328,874		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	335,402
4,000,196	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.628%, 4/15/2036	3,993,430
1,198,984	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.588%, 6/15/2036	1,195,375
557,538	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.678%, 8/15/2036	557,776
3,663,651		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,908,277
4,000,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	4,135,742
3,450,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	3,499,864
899,345	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.694%, 6/25/2036	899,893
1,832,605	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.594%, 7/25/2036	1,827,805
2,638,260	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.644%, 9/25/2036	2,635,434
2,948,315	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.674%, 9/25/2036	2,944,289
744,363	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.674%, 10/25/2036	743,637
3,226,041		Federal National Mortgage Association REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,277,456
6,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,131,582
2,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	2,343,395
761,708		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	710,056
1,600,289		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.485%, 5/19/2047	773,430
566,890		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	565,552
1,657,404		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,656,331
2,610,855		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,644,797
2,353,279		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,995,412
3,500,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,552,902
1,259,822	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.278%, 1/25/2046	726,144
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $57,002,729)	55,401,483
		Commercial Mortgage-Backed Securities – 8.5%
2,754,834	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,834,780
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,741,423
2,439,152	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,531,080
2,421,948	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,532,324
2,804,097	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,838,753
2,100,000	[3,4]	JPMorgan Chase Commercial Mortgage Securities, 2011-C4, Class A2, 3.341%, 7/15/2046	2,167,942
4,738,068		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,798,034
1,500,000	[3,4]	WFRBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,563,816
1,834,081	[3,4]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	1,904,355
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,500,510)	23,912,507
		Repurchase Agreements – 6.1%
14,582,000	[2]	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	14,582,000
Annual Shareholder Report
6

Principal Amount			Value
$2,498,000	[5]	Interest in $82,383,000 joint repurchase agreement 0.05%, dated 12/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $82,387,005 on 1/23/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $84,740,414.	2,498,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	17,080,000
		TOTAL INVESTMENTS — 108.7% (IDENTIFIED COST $293,631,212)[6]	$ 305,648,347
		OTHER ASSETS AND LIABILITIES - NET — (8.7)%[7]	(24,342,816)
		TOTAL NET ASSETS — 100%	$281,305,531
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $19,114,473, which represented 6.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $19,114,473, which represented 6.8% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $292,191,433.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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7

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.50	$11.45	$11.45	$11.53	$11.34
Income From Investment Operations:
Net investment income	0.35[1]	0.37[1]	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.29	0.20	0.03	(0.08)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.64	0.57	0.57	0.48	0.69
Less Distributions:
Distributions from net investment income	(0.48)	(0.52)	(0.57)	(0.56)	(0.50)
Net Asset Value, End of Period	$11.66	$11.50	$11.45	$11.45	$11.53
Total Return[2]	5.78%	5.17%	5.21%	4.28%	6.29%
Ratios to Average Net Assets:
Net expenses	0.74%	0.74%	0.74%	0.73%	0.74%
Net investment income	3.10%	3.25%	3.64%	4.30%	4.74%
Expense waiver/reimbursement[3]	0.02%	0.01%	0.01%	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$281,306	$306,894	$342,705	$393,122	$422,254
Portfolio turnover	157%	138%	165%	163%	226%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	51%	41%	39%	25%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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8

Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value (identified cost $293,631,212)		$305,648,347
Cash		273
Income receivable		1,141,300
Receivable for shares sold		40,868
TOTAL ASSETS		306,830,788
Liabilities:
Payable for investments purchased	$25,228,396
Payable for shares redeemed	258,560
Payable for Directors'/Trustees' fees	697
Accrued expenses	37,604
TOTAL LIABILITIES		25,525,257
Net assets for 24,126,180 shares outstanding		$281,305,531
Net Assets Consist of:
Paid-in capital		$258,307,266
Net unrealized appreciation of investments		12,017,135
Accumulated net realized gain on investments and futures contracts		732,511
Undistributed net investment income		10,248,619
TOTAL NET ASSETS		$281,305,531
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$281,305,531 ÷ 24,126,180 shares outstanding, no par value, unlimited shares authorized		$11.66

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
9

Statement of Operations

Year Ended December 31, 2011

Investment Income:
Interest (including income on securities loaned of $104)			$11,159,576
Expenses:
Investment adviser fee (Note 5)		$1,741,883
Administrative fee (Note 5)		226,711
Custodian fees		23,385
Transfer and dividend disbursing agent fees and expenses		16,870
Directors'/Trustees' fees		4,850
Auditing fees		20,501
Legal fees		5,390
Portfolio accounting fees		118,984
Printing and postage		56,982
Insurance premiums		4,647
Miscellaneous		2,859
TOTAL EXPENSES		2,223,062
Waivers (Note 5):
Waiver of investment adviser fee	$(54,732)
Waiver of administrative fee	(5,782)
TOTAL WAIVERS		(60,514)
Net expenses			2,162,548
Net investment income			8,997,028
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,909,859
Net change in unrealized appreciation of investments			322,272
Net realized and unrealized gain on investments			7,232,131
Change in net assets resulting from operations			$16,229,159

See Notes which are an integral part of the Financial Statements

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10

Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,997,028	$10,785,642
Net realized gain on investments	6,909,859	3,921,565
Net change in unrealized appreciation/depreciation of investments	322,272	2,428,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,229,159	17,135,808
Distributions to Shareholders:
Distributions from net investment income	(12,275,774)	(15,265,110)
Share Transactions:
Proceeds from sale of shares	30,216,404	31,901,638
Net asset value of shares issued to shareholders in payment of distributions declared	12,275,774	15,265,110
Cost of shares redeemed	(72,034,271)	(84,848,058)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,542,093)	(37,681,310)
Change in net assets	(25,588,708)	(35,810,612)
Net Assets:
Beginning of period	306,894,239	342,704,851
End of period (including undistributed net investment income of $10,248,619 and $12,277,973, respectively)	$281,305,531	$306,894,239

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
11

Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Annual Shareholder Report

12

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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13

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	2,632,438	2,794,218
Shares issued to shareholders in payment of distributions declared	1,107,922	1,371,528
Shares redeemed	(6,306,493)	(7,408,907)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,566,133)	(3,243,161)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,249,392	$(1,249,392)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$12,275,774	$15,265,110

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,248,619
Net unrealized appreciation	$13,456,914
Capital loss carryforwards	$(707,268)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.

At December 31, 2011, the cost of investments for federal tax purposes was $292,191,433. The net unrealized appreciation of investments for federal tax purposes was $13,456,914. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,984,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,527,954.

At December 31, 2011, the Fund had a capital loss carryforward of $707,268 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2017	$707,268	NA	$707,268

The Fund used capital loss carryforwards of $5,378,369 to offset taxable capital gains realized during the year ended December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the Adviser voluntarily waived $54,732 of its fee.

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14

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,782 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.80% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2011, were as follows:

Purchases	$46,255,321
Sales	$29,799,340

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report
15

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated fund for u.s. government securities ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Fund for U.S. Government Securities II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Fund for U.S. Government Securities II as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 13, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,035.50	$3.80
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$3.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2011

FEDERATed fund FOR U.S. GOVERNMENT SECURITIES ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

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Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916207

G00846-01 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $171,500

Fiscal year ended 2010 - $166,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $337

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,984 and $0 respectively. Fiscal year ended 2011- Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $18,623

Fiscal year ended 2010 - $13,373

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 10, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 10, 2012